SEMI-ANNUAL
 ................................................................................
FINANCIAL REPORT
 ................................................................................
STI CLASSIC EQUITY FUNDS
 ................................................................................
A Family of Mutual Funds
 ................................................................................



November 30, 2001

[STI CLASSIC FUNDS LOGO OMITTED]

Dear Valued STI Classic Funds' Shareholder:

Equity prices, as measured by the S&P 500 Composite Index, drifted downward all summer despite lower interest rates. The primary causes were persistent erosion in profits expectations and a generally downbeat news flow, especially in the technology and telecommunications sectors which remained over-supplied with inventory. Price weakness continued in early September right up until the tragic terrorist attacks on the 11th. After a sharp but brief sell-off when the markets reopened on September 17th, equities bottomed on September 21st and through early December had recovered about 18% from the absolute low. In late November, a recession was declared to have begun in March.

In the aftermath of September 11th, we urged an aggressive approach to stocks. Our rationale included the following reasons for a more constructive near-term view: 1) Aggressive lowering of short-term interest rates by the Federal Reserve (the "Fed") was potentially beneficial to the economy; 2) The Federal Government was also increasing fiscal stimulus to boost the economy; 3) Long-term interest rates had fallen to 40-year lows, making stocks more attractive; 4) Analysts' estimates for profits growth were finally beginning to approach realistic levels; 5) Investor psychology was very negative and it almost always pays to be optimistic when the consensus is gloomy; and finally 6) The bear market was eighteen months old, measured from March 2000, which was lengthy compared to an average bear market of about eleven months. In short, while there were plenty of reasons for concern, markets in the past have tended to overreact to crisis events. Generally such negative overreactions are the right time to lean the other way and become more positive in action. So far, this has played out in exactly the same fashion, with the best performing sectors off the September lows including economically sensitive Technology, Materials, Capital Goods and Consumer Discretionary stocks. On the other side of the ledger, defensive sectors such as Utilities and Energy have lagged. The market, having come a good ways in a hurry, may pause for breath, but overall it is on a typical track of recovering over 20% and several months in time before the end of a recession. Since we believe corporate profits will be on the upswing by Q2-2002, the market is performing its usual role of looking ahead to discount a better economy next year.

Over the last six months, investors have experienced both good and bad returns depending on asset mix. The mixed results illustrate again the merits of following sound diversification particularly for conservative investors who wish to minimize volatility. For example, bonds did quite well June through November, with corporate bonds up 5.9% and Governments up 6.3%. Stock investors were less fortunate, with the Large Cap S&P 500 -8.7% for the six-month period. The S&P 400 Mid Cap Index declined 6.8% and the S&P 600 Small Cap Index fell 2.6% during this period. While large cap stocks began to do better after September 11th, traditionally small caps, and especially the growth sector of small cap, have done quite well after the end of recessions.

In summary, it would be healthy for the stock market to take a pause. We are more price sensitive but the investing environment still looks quite positive for equities. We are a little more cautious on bonds, believing that eleven rate cuts by the Fed and a very steep yield curve have priced a lot of good news into bond prices. That said, corporate bonds and certain segments of the mortgage market still hold appeal due to the wide yield advantage over Treasury bonds.

Thank you for your loyalty and confidence in the STI Classic Funds.


                                                      Sincerely,

                                                      /s/Douglas S. Phillips

                                                      Douglas S. Phillips, CFA
                                                      Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



BALANCED FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (49.9%)
CAPITAL GOODS (6.4%)
   General Dynamics                    13,400      $  1,114
   General Electric                    74,600         2,872
   Lockheed Martin                     87,700         4,074
   Thermo Electron*                    62,000         1,346
   Tyco International                 131,700         7,744
   United Technologies                 31,800         1,914
                                                   --------
                                                     19,064
                                                   --------
COMMUNICATION SERVICES (0.8%)
   COX Communications, Cl A*           22,400           873
   Sprint-PCS Group*                   64,500         1,609
                                                   --------
                                                      2,482
                                                   --------
COMPUTER SOFTWARE (1.8%)
   BMC Software*                      109,000         1,826
   Citrix Systems*                    118,800         2,657
   Parametric Technology*             111,500           976
                                                   --------
                                                      5,459
                                                   --------
CONSUMER CYCLICALS (7.2%)
   AOL Time Warner*                    20,300           709
   Bed Bath & Beyond*                  19,200           623
   Best Buy*                           27,000         1,928
   Clorox                              69,600         2,751
   Coach*                              35,200         1,162
   Harley-Davidson                     32,300         1,698
   Home Depot                          80,800         3,770
   Liz Claiborne                       39,500         1,974
   Lowe's                              90,000         4,078
   McGraw-Hill                         31,400         1,774
   Talbots                             30,000           983
                                                   --------
                                                     21,450
                                                   --------
CONSUMER STAPLES (0.9%)
   Kroger*                             40,000         1,013
   Sysco                               60,900         1,497
                                                   --------
                                                      2,510
                                                   --------
ENERGY (2.1%)
   Anadarko Petroleum                  27,200         1,412
   BP ADR                              28,400         1,254
   Exxon Mobil                         63,800         2,386
   Halliburton                         51,500         1,104
                                                   --------
                                                      6,156
                                                   --------
FINANCE (9.8%)
   AMBAC Financial Group               40,000         2,243
   American International Group        41,100         3,387
   Citigroup                           82,900         3,971
   Countrywide Credit Industry         29,500         1,253
   Fifth Third Bancorp                 24,600         1,478

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Freddie Mac                         55,400      $  3,666
   Marsh & McLennan                    24,800         2,653
   MBNA                                87,200         2,811
   USA Education                       65,000         5,529
   Washington Mutual                   69,200         2,165
                                                   --------
                                                     29,156
                                                   --------
HEALTH CARE (10.6%)
   Allergan                            14,500         1,095
   Baxter International                40,700         2,116
   Biomet                              77,500         2,169
   Cardinal Health                     45,000         3,074
   Genzyme - General Division*         17,000           929
   Guidant*                             7,700           376
   Health Management Associates,
     Cl A*                             96,600         1,885
   Johnson & Johnson                   23,500         1,369
   King Pharmaceuticals*               31,700         1,263
   Lincare Holdings*                   33,100           984
   Pfizer                              98,800         4,279
   St. Jude Medical*                   38,300         2,853
   Tenet Healthcare*                   34,700         2,082
   UnitedHealth Group                  32,700         2,336
   Universal Health Services, Cl B*    54,600         2,288
   Viasys Healthcare*                   9,058           161
   Wellpoint Health Networks*          18,700         2,205
                                                   --------
                                                     31,464
                                                   --------
SERVICES (1.5%)
   Apollo Group, Cl A*                 44,800         2,010
   Cendant*                            72,000         1,227
   Omnicom Group                       15,000         1,288
                                                   --------
                                                      4,525
                                                   --------
TECHNOLOGY (7.6%)
   Adobe Systems                       89,000         2,855
   Electronic Data Systems             51,300         3,551
   International Game Technology*      31,200         1,934
   Lexmark International*              72,100         3,725
   Microchip Technology*               34,200         1,235
   Microsoft*                          93,300         5,991
   Oracle*                            134,400         1,886
   Texas Instruments                   46,700         1,497
                                                   --------
                                                     22,674
                                                   --------
TRANSPORTATION (1.2%)
   Norfolk Southern                    98,800         1,916
   Union Pacific                       26,800         1,475
                                                   --------
                                                      3,391
                                                   --------
Total Common Stock
     (Cost $123,298)                                148,331
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (19.7%)
CAPITAL GOODS (1.0%)
   Dover
     6.500%, 02/15/11                 $ 1,000      $  1,029
   United Technology
     6.350%, 03/01/11                   1,800         1,866
                                                   --------
                                                      2,895
                                                   --------
COMMUNICATION SERVICES (1.4%)
   Qwest Capital Funding
     7.900%, 08/15/10                   1,500         1,566
   Verizon, Ser A
     5.650%, 11/15/11                     850           825
   WorldCom
     6.500%, 05/15/04                   1,625         1,678
                                                   --------
                                                      4,069
                                                   --------
CONSUMER CYCLICALS (2.2%)
   Avon Products
     7.150%, 11/15/09                     850           916
   Marriott International, Ser C
     7.875%, 09/15/09                   1,500         1,569
   May Department Stores
     7.900%, 10/15/07                   1,650         1,838
   Walt Disney Company, MTN
     5.500%, 12/29/06                   2,100         2,102
                                                   --------
                                                      6,425
                                                   --------
CONSUMER STAPLES (2.0%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                     850         1,025
     5.375%, 08/15/06                   3,300         3,375
   Conagra Foods
     6.750%, 09/15/11                   1,150         1,195
   Philip Morris
     7.500%, 04/01/04                     500           539
                                                   --------
                                                      6,134
                                                   --------
ENERGY (0.8%)
   Kerr-McGee
     6.875%, 09/15/11                   1,500         1,513
     5.875%, 09/15/06                     800           804
                                                   --------
                                                      2,317
                                                   --------
FINANCE (11.1%)
   AON
     6.900%, 07/01/04                   1,500         1,590
   Boeing Capital
     5.650%, 05/15/06                   2,250         2,257
   Capital One
     6.500%, 07/30/04                     650           660
   ChevronTexaco Capital
     5.500%, 01/15/09                     950           952

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Conseco
     8.750%, 02/09/04                 $   450       $   232
     6.800%, 06/15/05                   1,125           574
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                   2,250         2,365
   Donaldson, Lufkin &
     Jenrette, MTN
     6.150%, 05/04/04                   1,150         1,199
   Ford Motor Credit
     7.250%, 10/25/11                   2,525         2,542
     6.875%, 02/01/06                   2,075         2,136
   General Motors Acceptance
     6.750%, 01/15/06                   1,800         1,851
   ING Groep
     8.000%, 10/30/06                   1,540         1,700
   International Lease Finance,
     Ser M, MTN
     5.950%, 06/06/05                   2,175         2,224
   Morgan Stanley Dean Witter
     6.750%, 04/15/11                   2,000         2,076
   National Rural Utilities
     6.000%, 05/15/06                   2,250         2,336
     5.250%, 07/15/04                   1,700         1,749
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                   1,475         1,534
   Washington Mutual Bank
     6.875%, 06/15/11                   2,000         2,081
   Wells Fargo Financial
     6.125%, 02/15/06                   1,150         1,204
     5.875%, 08/15/08                   1,650         1,666
                                                   --------
                                                     32,928
                                                   --------
HEALTH CARE (0.5%)
   Cardinal Health
     6.750%, 02/15/11                   1,500         1,582
                                                   --------
TECHNOLOGY (0.7%)
   Computer Sciences
     7.500%, 08/08/05                   1,900         2,036
                                                   --------
Total Corporate Obligations
     (Cost $57,124)                                  58,386
                                                   --------
U.S. TREASURY OBLIGATIONS (7.8%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                   7,600         9,198
     6.250%, 05/15/30                   7,995         8,943
   U.S. Treasury Note
     2.750%, 10/31/03                   5,000         5,000
                                                   --------
Total U.S. Treasury Obligations
     (Cost $21,963)                                  23,141
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



BALANCED FUND--CONCLUDED

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.0%)
   FHLMC
     5.250%, 02/15/04                 $ 2,750       $ 2,863
   FNMA
     7.125%, 01/15/30                   5,150         5,865
     6.250%, 02/01/11                   3,000         3,116
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $11,434)                                  11,844
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (5.9%)
   GNMA
     8.500%, 04/15/31                   6,702         7,110
     8.000%, 08/15/31                   9,916        10,470
                                                   --------
Total U.S. Government Mortgage-Backed
     Obligations
     (Cost $17,378)                                  17,580
                                                   --------
CERTIFICATE OF DEPOSIT (0.6%)
   US Bank
     6.375%, 08/01/11                   1,750         1,792
                                                   --------
Total Certificate of Deposit
     (Cost $1,741)                                    1,792
                                                   --------
REPURCHASE AGREEMENT (11.5%)
   UBS Warburg
     2.1000%, dated 11/30/01, matures
     12/03/01, repurchase price
     $34,326,642 (collateralized by
     U.S. Government obligations:
     total market value
      $35,007,377) (C)                 34,321        34,321
                                                   --------
Total Repurchase Agreement
     (Cost $34,321)                                  34,321
                                                   --------
Total Investments (99.4%)
   (Cost $267,259)                                  295,395
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.6%)              1,751
                                                   --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 16,923,200 outstanding shares
   of beneficial interest                          $185,433
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 593,491 outstanding shares
   of beneficial interest                             6,291
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 5,440,733 outstanding shares
   of beneficial interest                            69,650
Undistributed net investment income                     910
Accumulated net realized gain
   on investments                                     6,726
Net unrealized appreciation on investments           28,136
                                                   --------
Total Net Assets (100.0%)                          $297,146
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $12.97
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $13.03
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($13.03 / 96.25%)                 $13.54
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $12.86
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.6%)
CAPITAL GOODS (12.6%)
   General Dynamics                   128,700      $ 10,701
   General Electric                   714,500        27,508
   Lockheed Martin                    826,800        38,405
   Thermo Electron*                   594,500        12,901
   Tyco International               1,213,400        71,348
   United Technologies                300,000        18,060
                                                   --------
                                                    178,923
                                                   --------
COMMUNICATION SERVICES (1.7%)
   COX Communications, Cl A*          210,700         8,207
   Sprint-PCS Group*                  612,900        15,292
                                                   --------
                                                     23,499
                                                   --------
COMPUTER SOFTWARE (3.6%)
   BMC Software*                    1,030,000        17,253
   Citrix Systems*                  1,116,500        24,976
   Parametric Technology*           1,060,000         9,275
                                                   --------
                                                     51,504
                                                   --------
CONSUMER CYCLICALS (13.8%)
   AOL Time Warner*                   190,000         6,631
   Bed Bath & Beyond*                 180,000         5,845
   Best Buy*                          257,500        18,383
   Clorox                             524,400        20,724
   Coach*                             337,000        11,121
   Harley-Davidson                    306,600        16,121
   Home Depot                         763,700        35,634
   Liz Claiborne                      375,200        18,752
   Lowe's                             800,000        36,248
   McGraw-Hill                        303,000        17,120
   Talbots                            283,500         9,293
                                                   --------
                                                    195,872
                                                   --------
CONSUMER STAPLES (1.7%)
   Kroger*                            395,000        10,002
   Sysco                              570,400        14,026
                                                   --------
                                                     24,028
                                                   --------
ENERGY (4.2%)
   Anadarko Petroleum                 262,000        13,598
   BP ADR                             271,000        11,970
   Exxon Mobil                        606,200        22,672
   Halliburton                        500,000        10,715
                                                   --------
                                                     58,955
                                                   --------
FINANCE (19.5%)
   AMBAC Financial Group              380,000        21,310
   American International Group       390,000        32,136
   Citigroup                          783,200        37,515
   Countrywide Credit Industry        280,000        11,894
   Fifth Third Bancorp                234,200        14,073

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Freddie Mac                        530,500      $ 35,103
   Marsh & McLennan                   239,000        25,566
   MBNA                               833,400        26,869
   USA Education                      580,800        49,409
   Washington Mutual                  695,000        21,740
                                                  ---------
                                                    275,615
                                                  ---------
HEALTH CARE (20.6%)
   Allergan                           137,800        10,403
   Baxter International               382,700        19,900
   Biomet                             734,200        20,550
   Cardinal Health                    345,000        23,570
   Genzyme - General Division*        159,000         8,685
   Guidant*                            72,700         3,549
   Health Management Associates,
     Cl A*                            926,800        18,082
   Johnson & Johnson                  224,400        13,071
   King Pharmaceuticals*              298,300        11,884
   Lincare Holdings*                  313,400         9,314
   Pfizer                             929,400        40,252
   St. Jude Medical*                  365,000        27,193
   Tenet Healthcare*                  330,000        19,800
   UnitedHealth Group                 314,500        22,471
   Universal Health Services, Cl B*   500,200        20,963
   Viasys Healthcare*                  86,856         1,545
   Wellpoint Health Networks*         176,400        20,798
                                                  ---------
                                                    292,030
                                                  ---------
SERVICES (3.0%)
   Apollo Group, Cl A*                421,000        18,894
   Cendant*                           677,000        11,536
   Omnicom Group                      141,800        12,175
                                                  ---------
                                                     42,605
                                                  ---------
TECHNOLOGY (15.6%)
   Adobe Systems                      843,000        27,044
   Electronic Data Systems            493,700        34,174
   International Game Technology*     304,700        18,888
   Lexmark International*             693,300        35,823
   Microchip Technology*              322,000        11,627
   Microsoft*                         906,350        58,197
   Oracle*                          1,275,000        17,888
   Texas Instruments                  541,600        17,358
                                                  ---------
                                                    220,999
                                                  ---------
TRANSPORTATION (2.3%)
   Norfolk Southern                   943,000        18,285
   Union Pacific                      253,700        13,966
                                                  ---------
                                                     32,251
                                                  ---------
Total Common Stock
     (Cost $1,139,000)                            1,396,281
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



CAPITAL APPRECIATION FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.9%)
   UBS Warburg
     2.100%, dated 11/30/01, matures
     12/03/01, repurchase price
     $27,474,020 (collateralized by
     U.S. Government obligation: total
     market value $28,019,120) (C)    $27,469    $   27,469
                                                 ----------
Total Repurchase Agreement
     (Cost $27,469)                                  27,469
                                                 ----------
Total Investments (100.5%)
   (Cost $1,166,469)                              1,423,750
                                                 ----------
OTHER ASSETS AND LIABILITIES, NET (-0.5%)            (7,245)
                                                 ----------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 86,391,862 outstanding shares
   of beneficial interest                           898,308
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 14,218,250 outstanding shares
   of beneficial interest                           155,590
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 8,581,922 outstanding shares
   of beneficial interest                           128,073
Accumulated net investment loss                      (4,705)
Accumulated net realized loss
   on investments                                   (18,042)
Net unrealized appreciation on investments          257,281
                                                 ----------
Total Net Assets (100.0%)                        $1,416,505
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $13.08
                                                 ==========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $12.75
                                                 ==========
Maximum Offering Price Per Share --
   Investor Shares ($12.75 / 96.25%)                 $13.25
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $12.26
                                                 ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.5%)
BASIC MATERIALS (2.9%)
   International Paper                650,000      $ 25,967
                                                   --------
CAPITAL GOODS (10.5%)
   Boeing                             450,000        15,795
   Cooper Industries                  700,000        28,595
   General Electric                   300,000        11,550
   Honeywell International            500,000        16,570
   Ingersoll-Rand                     200,000         8,378
   Lockheed Martin                    300,000        13,935
                                                   --------
                                                     94,823
                                                   --------
COMMUNICATION SERVICES (7.0%)
   AT&T                               700,000        12,243
   SBC Communications                 400,000        14,952
   Verizon Communications             325,000        15,275
   WorldCom - MCI Group*              500,000         6,555
   WorldCom Group*                  1,000,000        14,540
                                                   --------
                                                     63,565
                                                   --------
CONSUMER CYCLICALS (10.2%)
   AOL Time Warner*                   250,000         8,725
   Brunswick                          800,000        15,760
   Gannett                            150,000        10,417
   Hasbro*                            850,000        13,983
   Johnson Controls                   115,000         9,145
   Lennar                             350,000        13,020
   McDonald's                         350,000         9,394
   Target                             300,000        11,262
                                                   --------
                                                     91,706
                                                   --------
CONSUMER STAPLES (9.2%)
   Hershey Foods                      150,000         9,819
   HJ Heinz                           500,000        19,060
   McCormick                          450,000        19,350
   PepsiCo                            200,000         9,726
   Procter & Gamble*                  125,000         9,683
   Sara Lee                           700,000        15,316
                                                   --------
                                                     82,954
                                                   --------
ENERGY (7.3%)
   ChevronTexaco                      250,000        21,253
   Conoco                             700,000        19,159
   Exxon Mobil                        500,000        18,700
   Royal Dutch Petroleum,
     NY Shares                        150,000         7,251
                                                   --------
                                                     66,363
                                                   --------
FINANCE (22.7%)
   American International Group       150,000        12,360
   Bank One                           500,000        18,720
   Berkshire Hathaway, Cl B*           11,000        25,663
   Citigroup                          400,000        19,160

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Fannie Mae                         175,000      $ 13,755
   Fifth Third Bancorp                300,000        18,027
   Jefferson-Pilot                    400,000        17,800
   JP Morgan Chase                    500,000        18,860
   Merrill Lynch                      300,000        15,027
   MGIC Investment                    200,000        11,710
   Sovereign Bancorp                1,500,000        16,575
   Wells Fargo                        400,000        17,120
                                                   --------
                                                    204,777
                                                   --------
HEALTH CARE (8.0%)
   Abbott Laboratories                375,000        20,625
   Barr Laboratories*                 150,000        10,957
   Johnson & Johnson                  300,000        17,475
   Merck                              225,000        15,244
   Watson Pharmaceuticals*            275,000         8,231
                                                   --------
                                                     72,532
                                                   --------
TECHNOLOGY (17.3%)
   Cisco Systems*                     300,000         6,132
   Computer Associates
     International                    650,000        21,625
   EMC-Mass                           400,000         6,716
   Intel                              700,000        22,862
   International Business Machines    125,000        14,449
   Lexmark International*             250,000        12,917
   Lucent Technologies*             1,300,000         9,516
   Microsoft*                         300,000        19,263
   Motorola                           800,000        13,312
   Sun Microsystems*                1,100,000        15,664
   Tellabs*                           200,000         3,056
   Texas Instruments                  350,000        11,218
                                                   --------
                                                    156,730
                                                   --------
UTILITIES (3.4%)
   Duke Energy                        600,000        21,690
   Exelon                             200,000         8,922
                                                   --------
                                                     30,612
                                                   --------
Total Common Stock
     (Cost $770,351)                                890,029
                                                   --------
CASH EQUIVALENT (1.2%)
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A         11,160,325        11,160
                                                   --------
Total Cash Equivalent
     (Cost $11,160)                                  11,160
                                                   --------
Total Investments (99.7%)
   (Cost $781,511)                                  901,189
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)              2,480
                                                   --------
7

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



GROWTH AND INCOME FUND--CONCLUDED

--------------------------------------------------------------------------------

                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 55,913,688 outstanding shares
   of beneficial interest                          $674,609
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 2,653,936 outstanding shares
   of beneficial interest                            30,984
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 5,856,622 outstanding shares
   of beneficial interest                            89,224
Undistributed net investment income                   1,540
Accumulated net realized loss
   on investments                                   (12,366)
Net unrealized appreciation on investments          119,678
                                                   --------
Total Net Assets (100.0%)                          $903,669
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $14.03
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $14.15
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($14.15 / 96.25%)                 $14.70
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $13.91
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



INFORMATION AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.9%)
COMMUNICATION SERVICES (2.1%)
   Turkcell Iletisim Hizmet  ADR*      60,000       $   930
   WorldCom Group*                     40,651           591
                                                    -------
                                                      1,521
                                                    -------
COMPUTER SOFTWARE (16.5%)
   Amdocs*                             53,900         1,782
   BEA Systems*                        50,000           839
   EMC-Mass                            50,000           840
   Internet Security Systems*          35,000         1,134
   McData, Cl B*                       60,000         1,512
   Microsoft*                          10,000           642
   Netegrity*                          50,000           823
   Network Appliance*                  30,000           463
   SAP ADR                             40,000         1,241
   Tibco Software*                    150,000         1,889
   Veritas Software*                   25,000           972
                                                    -------
                                                     12,137
                                                    -------
CONSUMER CYCLICALS (6.7%)
   AOL Time Warner*                    30,000         1,047
   Best Buy*                           10,000           714
   Macrovision*                        72,000         2,498
   Ticketmaster, Cl B*                 40,000           643
                                                    -------
                                                      4,902
                                                    -------
ENERGY (1.5%)
   Dynegy, Cl A                         8,000           243
   Mirant*                              8,000           195
   Valero Energy                       20,000           700
                                                    -------
                                                      1,138
                                                    -------
FINANCE (5.6%)
   E*trade Group*                      20,000           160
   MGIC Investment                     20,000         1,171
   PMI Group                           15,000           947
   USA Education                       12,000         1,021
   Waddell & Reed Financial, Cl A      30,000           811
                                                    -------
                                                      4,110
                                                    -------
HEALTH CARE (6.9%)
   Amgen*                              32,000         2,126
   Forest Laboratories*                 5,000           354
   Given Imaging*                      10,000           145
   Guidant*                            42,000         2,050
   Neurocrine Biosciences*              8,000           381
                                                    -------
                                                      5,056
                                                    -------

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
INTERNET (1.3%)
   Amazon.Com*                         15,000        $  170
   Yahoo                               50,000           778
                                                    -------
                                                        948
                                                    -------
SEMICONDUCTORS (9.0%)
   Advanced Micro Devices*             20,000           271
   Altera*                             14,000           319
   Analog Devices*                      9,000           382
   Broadcom, Cl A*                      5,000           220
   Microtune*                          35,000           742
   National Semiconductor*             35,000         1,055
   Thomson Multimedia*                 60,000         1,657
   Thomson Multimedia ADR              25,000           680
   Vitesse Semiconductor*              30,000           366
   Xilinx*                             27,000           975
                                                    -------
                                                      6,667
                                                    -------
SERVICES (8.2%)
   Affiliated Computer Services,
     Cl A*                             12,000         1,121
   Electronic Data Systems             20,000         1,384
   Perot Systems, Cl A*                75,000         1,376
   Robert Half International*          50,000         1,348
   Spherion*                           20,000           179
   TMP Worldwide*                      15,000           619
                                                    -------
                                                      6,027
                                                    -------
TECHNOLOGY (35.1%)
   Applied Micro Circuits*             20,000           273
   Brocade Communications
     System*                           20,000           656
   Celestica*                          20,000           846
   Check Point Software
     Technologies*                     20,000           767
   CIENA*                              38,000           675
   Cirrus Logic*                      190,000         2,529
   Compaq Computer                    175,000         1,776
   Corning                             15,000           141
   Ericsson ADR                        50,000           273
   Extreme Networks*                   85,000         1,346
   Genesis Microchip*                  42,000         2,391
   Harmonic*                           95,000         1,156
   Hewlett-Packard                      5,000           110
   JDS Uniphase*                       70,000           706
   Juniper Networks*                   25,000           615
   Kopin*                              15,000           242
   Linear Technology                    6,000           246
   Oni Systems*                        20,000           142
   Photon Dynamics*                    18,000           704

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INFORMATION AND TECHNOLOGY FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Qualcomm*                           10,000       $   587
   SCI Systems*                       120,000         3,438
   Scientific-Atlanta                  30,000           807
   Solectron*                          26,000           382
   Sonus Networks*                     85,000           410
   Sun Microsystems*                   60,000           854
   Tollgrade Communications*           17,000           508
   Trimble Navigation*                 27,500           464
   Zoran*                              81,000         2,815
                                                    -------
                                                     25,859
                                                    -------
Total Common Stock
     (Cost $57,268)                                  68,365
                                                    -------
Total Investments (92.9%)
   (Cost $57,268)                                   $68,365
                                                    =======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (94.1%)
AUSTRALIA (3.0%)
   Amcor                              173,600      $    633
   Coles Myer                         199,800           852
   Foster's Brewing Group             299,500           763
   National Australia Bank            101,581         1,669
   Westpac Banking                    231,900         1,801
                                                   --------
                                                      5,718
                                                   --------
DENMARK (0.7%)
   Danske Bank                         52,300           827
   Sophus Berendsen, Cl B              25,500           512
                                                   --------
                                                      1,339
                                                   --------
FINLAND (1.5%)
   Nokia Oyj                           75,800         1,772
   Tietoenator Oyj                     43,900         1,130
                                                   --------
                                                      2,902
                                                   --------
FRANCE (10.8%)
   Alcatel, Cl A                       54,600           996
   Aventis                             13,850           967
   BNP Paribas                         38,900         3,414
   Cie de Saint-Gobain                 13,000         1,896
   France Telecom                       8,800           348
   Lafarge                             37,000         3,396
   Peugeot                             21,600           915
   Suez                                68,000         2,055
   Technip-Coflexip                    21,906         2,579
   TotalFinaElf                        19,360         2,470
   Vivendi Universal                   27,500         1,407
                                                   --------
                                                     20,443
                                                   --------
GERMANY (6.3%)
   Allianz                              5,800         1,366
   BASF                                19,800           762
   Bayer                               18,900           611
   Bayerische Hypo-und
     Vereinsbank                       25,800           834
   Bayerische Motoren Werke            53,800         1,782
   Buderus                             53,675         1,326
   Deutsche Bank                       36,500         2,363
   Deutsche Post                       44,300           630
   Siemens                             38,350         2,263
                                                   --------
                                                     11,937
                                                   --------
HONG KONG (1.7%)
   Esprit Holdings                    650,000           729
   Hong Kong Electric Holdings        238,000           871
   Hutchison Whampoa                  174,000         1,612
                                                   --------
                                                      3,212
                                                   --------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
IRELAND (0.1%)
   Bank of Ireland                     17,307      $    153
                                                   --------
ITALY (5.1%)
   ENI-Ente Nazionale
     Idrocarburi*                     163,900         1,916
   IntesaBci*                         689,385         1,676
   Parmalat Finanziaria*            1,065,724         2,882
   Saipem*                            375,300         1,687
   Telecom Italia*                    180,100         1,534
                                                   --------
                                                      9,695
                                                   --------
JAPAN (18.8%)
   Canon                               90,300         3,058
   Chubu Electric Power                86,900         1,659
   Eisai                               19,000           466
   Fanuc                                8,300           391
   Fast Retailing                       8,750           868
   Futaba                              34,700           833
   Honda Motor                         26,100           990
   Japan Tobacco                          196         1,285
   Kirin Brewery                       60,400           438
   Kyocera                             19,600         1,468
   Minebea                            158,000           950
   Mitsubishi Heavy Industries        390,000         1,080
   Mitsubishi Tokyo Finance
     Group*                                34           233
   Mizuho Holding                          73           184
   Nissan Motor                       350,000         1,728
   NKK*                             1,059,000           636
   NTT Docomo                              95         1,242
   Olympus Optical                     79,000         1,091
   Promise                             35,200         2,038
   Ricoh                               94,000         1,687
   Sankyo                              61,000         1,063
   Sega*                               20,000           415
   Seven - Eleven                      20,000           830
   Sharp                              109,000         1,415
   Sumitomo Chemical                  387,000         1,424
   Takeda Chemical Industries          39,000         1,780
   Tokio Marine & Fire Insurance      148,000         1,172
   Tokyu                               80,000           309
   Toyota Motor                       107,900         2,761
   Yamada Denki                        27,000         1,849
   Yamaha                              48,000           405
                                                   --------
                                                     35,748
                                                   --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INTERNATIONAL EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (9.0%)
   ABN Amro Holding                   112,660      $  1,831
   Akzo Nobel                          48,300         2,178
   Draka Holding*                      13,100           454
   Fortis                             141,500         3,302
   IHC Caland                          40,912         1,835
   ING Groep                           79,100         2,068
   Koninklijke Philips Electronics     56,500         1,543
   United Services Group              232,286         3,941
                                                   --------
                                                     17,152
                                                   --------
NEW ZEALAND (0.4%)
   Telecom of New Zealand             342,211           723
                                                   --------
NORWAY (0.7%)
   Norske Skogindutrier                56,800           986
   Telenor                             96,100           398
                                                   --------
                                                      1,384
                                                   --------
SINGAPORE (0.8%)
   Oversea-Chinese Banking            241,600         1,412
                                                   --------
SOUTH KOREA (0.3%)
   Halla Climate                        6,900           206
   Hana Bank                           36,500           397
                                                   --------
                                                        603
                                                   --------
SPAIN (5.3%)
   Aguas de Barcelona                 110,451         1,451
   Altadis                            169,200         2,697
   Banco Santander Central
     Hispano                          155,900         1,329
   Sol Melia*                         199,300         1,504
   Telefonica*                        144,792         1,956
   Union Electrica Fenosa              66,100         1,034
                                                   --------
                                                      9,971
                                                   --------
SWEDEN (3.1%)
   Autoliv                             56,300         1,044
   Ericsson, Cl B                     319,500         1,764
   Sandvik                            106,000         2,242
   Swedish Match                      174,600           874
                                                   --------
                                                      5,924
                                                   --------
SWITZERLAND (2.5%)
   Nestle                              10,350         2,134
   Novartis                            76,400         2,681
                                                   --------
                                                      4,815
                                                   --------


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (24.0%)
   ARM Holdings*                       62,300      $    343
   AstraZeneca                         55,300         2,472
   BAE Systems                        425,200         1,934
   Balfour Beatty                     138,400           348
   Barclays                            92,100         2,824
   BHP Billiton                       234,600         1,128
   BP                                 603,000         4,459
   British SKY Broadcasting*           39,200           478
   BT Group                           255,650         1,010
   Debenhams                           65,100           353
   Diageo                             246,405         2,636
   GlaxoSmithKline                    189,300         4,751
   Hanson                              71,600           482
   HBOS                               112,600         1,325
   Lattice Group                      723,400         1,568
   Lloyds TSB Group                   210,894         2,171
   Logica                              14,900           165
   Marks & Spencer                     78,200           389
   Powderject Pharmaceuticals*         26,100           202
   Prudential                         237,122         2,585
   Rank Group                         635,500         2,075
   Reed International                 108,800           915
   Royal Bank of Scotland Group       113,249         2,624
   Safeway                             90,500           396
   Shell Transport & Trading          169,300         1,169
   Tesco                              230,000           789
   Vodafone Group                   2,369,400         6,082
                                                   --------
                                                     45,673
                                                   --------
Total Foreign Common Stock
     (Cost $192,735)                                178,804
                                                   --------
Total Investments (94.1%)
   (Cost $192,735)                                 $178,804
                                                   ========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At November 30, 2001, sector diversification of the Fund was as follows:

                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------           -----------     -------
FOREIGN COMMON STOCK
Banking                               15.0%     $28,538
Telecommunications                     9.6       18,279
Food, Beverage and Tobacco             8.9       16,949
Pharmaceuticals                        7.6       14,382
Services                               6.4       12,108
Oil &Gas                               6.4       12,100
Automotive                             5.7       10,877
Electronics                            5.5       10,507
Diversified Operations                 4.2        8,017
Manufacturing                          4.0        7,599
Insurance                              3.8        7,191
Construction Materials                 3.6        6,758
Retail                                 2.9        5,556
Chemicals                              2.6        4,975
Distribution                           2.0        3,787
Audio/Video                            1.2        2,236
Transportation                         1.1        2,108
Consumer Products                      1.1        2,097
Financial Services                     1.1        2,038
Multi Media                            0.7        1,407
Computers                              0.7        1,295
                                     -----     --------
TOTAL FOREIGN COMMON STOCK            94.1      178,804
                                     -----     --------
TOTAL INVESTMENTS                     94.1      178,804
OTHER ASSETS AND LIABILITIES, NET      5.9       11,382
                                     -----     --------
TOTAL NET ASSETS                     100.0%    $190,186
                                     =====     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (98.6%)
AUSTRALIA (3.3%)
   Amcor                               28,541      $    104
   AMP                                 33,151           329
   Australia & New Zealand
     Banking Group                     22,065           193
   Australian Gas Light                19,850            92
   BHP                                114,052           596
   Brambles Industries                 34,891           180
   Coca-Cola Amatil                    27,403            76
   Cochlear                             3,053            71
   Coles Myer                          38,039           162
   Commonwealth Bank of
     Australia                         35,985           535
   Computershare                       24,721            71
   CSL                                  5,522           138
   CSR                                 35,839           125
   Foster's Brewing Group              69,629           177
   General Property Trust              70,401           102
   Lend Lease                          18,176           113
   Macquarie Bank                       4,381            80
   Mayne Nickless                      30,554           115
   Mirvac Group                        36,508            74
   National Australia Bank             46,896           770
   News                                57,104           437
   QBE Insurance                       24,599            91
   Rio Tinto                            9,935           179
   Santos                              36,108           121
   Southcorp Holdings                  28,039           113
   Stockland Trust Group               35,701            82
   Suncorp-Metway                      14,604           100
   TABCORP Holdings*                   19,383           104
   Telstra                            155,142           444
   Wesfarmers                          12,407           206
   Westfield Holdings                   8,039            67
   Westfield Trust*                    60,009           103
   Westpac Banking                     50,130           389
   WMC                                 36,613           180
   Woodside Petroleum                  10,909            75
   Woolworths                          37,667           217
                                                   --------
                                                      7,011
                                                   --------
AUSTRIA (1.0%)
   Best Water Technology                3,241            77
   Boehler-Uddeholm                     2,851           114
   Erste Bank Der Oesterreichischen
     Sparkassen                         5,365           281
   Flughafen Wien                       5,181           139
   Mayr-Melnhof Karton                  2,534           120
   Oesterreichische
     Elektrizitaetswirtschafts, Cl A    4,914           348
   OMV                                  4,817           401
   Telekom Austria*                    43,687           366

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
AUSTRIA--CONTINUED
   VA Technologie                       4,205      $     85
   Voest-Alpine                         2,486            69
   Wienerberger Baustoffindustr        11,343           160
                                                   --------
                                                      2,160
                                                   --------
BELGIUM (1.8%)
   AGFA-Gevaert                        11,951           132
   Bekaert                              2,132            70
   Colruyt*                             2,426           106
   D'ieteren                              498            70
   Delhaize-Le Lion                     4,206           224
   Dexia                               21,000           291
   Electrabel                           2,418           509
   Fortis, Cl B                        42,406           997
   Groupe Bruxelles Lambert             5,683           295
   Interbrew*                          10,031           264
   KBC Bancassurance Holding           10,930           336
   Solvay                               3,941           226
   UCB                                  6,831           266
   Umicore                              2,473            96
                                                   --------
                                                      3,882
                                                   --------
DENMARK (1.1%)
   D/S 1912, Cl B                          34           230
   Dampskibsselkabet Svendborg,
     Cl B                                  28           252
   Danisco                              2,767            99
   Danske Bank                         27,464           434
   Group 4 Falck                          800            97
   ISS*                                 2,200           122
   Novo-Nordisk, Cl B                  13,006           505
   Novozymes, Cl B                      4,070            80
   TDC                                  8,016           280
   Vestas Wind Systems                  4,495           150
   William Demant Holding*              3,600            98
                                                   --------
                                                      2,347
                                                   --------
FINLAND (1.0%)
   Nokia Oyj                           79,694         1,862
   Sonera Oyj                          13,000            67
   Stora Enso Oyi, Cl R                 5,969            76
   Tietoenator Oyj                      2,089            54
   UPM-Kymmene Oyj                      4,100           139
                                                   --------
                                                      2,198
                                                   --------
FRANCE (9.0%)
   Accor                                6,195           205
   Air Liquide                          2,570           365
   Alcatel, Cl A                       33,686           615
   Alstom                               4,284            50
   Aventis                             21,170         1,479
   AXA                                 43,577           952

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FRANCE--CONTINUED
   BNP Paribas                         11,917      $  1,046
   Bouygues                             7,442           257
   Cap Gemini                           3,418           219
   Carrefour Supermarche               17,173           890
   Castorama Dubois
     Investissements                    1,422            68
   Cie de Saint-Gobain                  2,282           333
   Cie Generale D'Optique Essilor
     International                      4,362           128
   Dassault Systemes                    2,690           128
   Etablissements Economiques
     du Casino Guichard
     Perrachon                          2,076           163
   European Aeronautic Defense
     & Space                            6,072            72
   France Telecom                      19,974           789
   Groupe Danone                        3,991           461
   L'OREAL                             14,390           990
   Lafarge                              3,861           354
   Lagardere                            3,794           157
   LVMH Moet Hennessy
     Louis Vuitton                     10,721           435
   Michelin, Cl B                       4,772           156
   Pechiney, Cl A                       2,016            98
   Pernod-Ricard                        1,820           134
   Peugeot                              7,685           325
   Pinault-Printemps-Redoute            2,767           364
   Publicis Groupe                      4,036           101
   Renault                              2,243            77
   Sanofi-Synthelabo                   15,619         1,082
   Schneider Electric                   4,931           226
   Societe BIC                          2,048            68
   Societe Generale, Cl A              10,559           575
   Societe Television Francaise         2,670            65
   Sodexho Alliance                     3,033           124
   Suez                                25,934           784
   Technip-Coflexip                       713            84
   Thales                               3,561           128
   TotalFinaElf                        20,143         2,570
   Union du Credit-Bail
     Immobilier*                        1,654            85
   Usinor                               8,486           106
   Valeo                                2,711           103
   Vinci                                2,237           126
   Vivendi Universal                   28,346         1,450
                                                   --------
                                                     18,987
                                                   --------
GERMANY (12.5%)
   Adidas-Salomon                       2,400           154
   Aixtron                              1,700            42
   Allianz                             10,400         2,449
   Altana                               2,100           105
   BASF                                29,800         1,146
   Bayer                               38,700         1,251

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
GERMANY--CONTINUED
   Bayerische Hypo-und
     Vereinsbank                       24,900      $    805
   Beiersdorf                           3,200           354
   Continental                          8,900           108
   DaimlerChrysler                     50,600         2,125
   Deutsche Bank                       29,600         1,916
   Deutsche Lufthansa                  16,800           220
   Deutsche Post                        9,900           141
   Deutsche Telekom                   133,500         2,244
   Douglas Holding                      2,050            48
   E.ON                                36,200         1,806
   Epcos                                3,300           154
   Fresenius Medical Care               4,200           274
   Gehe                                 3,300           126
   Heidelberger Zement                  3,200           151
   Infineon Technologies               10,200           198
   KarstadtQuelle                       4,900           178
   Linde                                5,800           249
   MAN                                  7,710           152
   Merck KGaA                           6,700           245
   Metro                               12,501           425
   MLP                                  1,600           117
   Muenchener
     Rueckversicherungs                 7,000         1,890
   Preussag                             9,910           255
   RWE                                 25,300           941
   SAP                                 14,200         1,760
   Schering                            10,400           565
   Siemens                             47,050         2,776
   ThyssenKrupp                        24,100           343
   Volkswagen                          15,600           683
   WCM Beteiligungs & Grundbesi        13,000           150
                                                   --------
                                                     26,546
                                                   --------
GREECE (1.0%)
   Alpha Credit Bank*                  13,600           254
   Bank of Piraeus*                    10,800            97
   Coca Cola Hellenic Bottling*         8,900           130
   Commercial Bank of Greece*           6,300           215
   EFG Eurobank Ergasias               11,500           167
   Hellenic Petroleum*                  9,800            67
   Hellenic Telecom*                   20,400           346
   Intracom Common*                     6,600            93
   National Bank of Greece*            15,800           388
   Panafon Hellenic Telecom*           15,000            76
   Titan Cement*                        3,500           122
   Viohalco*                            9,600            84
                                                   --------
                                                      2,039
                                                   --------
HONG KONG (1.1%)
   Bank of East Asia                   40,800            86
   Cheung Kong Holdings                17,000           164
   CLP Holdings                        51,600           200

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INTERNATIONAL EQUITY INDEX FUND--CONTINUED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG--CONTINUED
   Hang Seng Bank                      26,600      $    288
   Henderson Land Development          26,000            98
   Hong Kong & China Gas              115,670           145
   Hutchison Whampoa                   64,080           594
   Johnson Electric Holdings           64,000            73
   Li & Fung                           50,000            56
   Pacific Century CyberWorks*        245,630            70
   Sun Hung Kai Properties             39,600           292
   Swire Pacific, Cl A                 28,000           136
   Wharf Holdings                      50,000           108
                                                   --------
                                                      2,310
                                                   --------
IRELAND (0.8%)
   Allied Irish Banks                  20,025           211
   Allied Irish Banks - Dublin         10,491           109
   Bank of Ireland*                    18,429           165
   CRH                                     16           275
   Elan*                               10,520           471
   Irish Life & Permanent              13,536           152
   Jefferson Smurfit Group             13,986            30
   Kerry Group, Cl A                    8,000           101
   Ryanair Holdings                    13,673           155
                                                   --------
                                                      1,669
                                                   --------
ITALY (7.5%)
   Alitalia*                           80,439            77
   Alleanza Assicurazioni*             10,200           107
   Arnoldo Mondadori Editore*          15,468           101
   Assicurazioni Generali*             64,875         1,780
   Autogrill                           14,000           127
   Autostrade Concessioni e
     Costruzioni Autostrade*           64,000           425
   Banca di Roma*                      78,125           174
   Banca Fideuram*                      9,150            68
   Banca Monte Dei Paschi di Sien*     25,750            68
   Banca Nazionale del Lavoro*         52,750           119
   Banca Popolare di Milano*           30,300           106
   Benetton Group*                      9,700           104
   Bipop-Carire*                       98,500           168
   Bulgari                             16,250           138
   Enel*                              174,375           998
   ENI-Ente Nazionale
     Idrocarburi*                     199,450         2,332
   Fiat                                21,000           349
   IntesaBci*                         281,500           684
   IntesaBci RNC*                      45,500            79
   Italcementi                         11,650            89
   Italgas*                            19,500           175
   Luxottica Group                      4,100            63
   Mediaset*                           54,700           409
   Mediobanca*                         33,100           356
   Mediolanum*                          7,400            66

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ITALY--CONTINUED
   Parmalat Finanziaria*               41,602      $    112
   Pirelli*                            96,571           162
   Rinascente*                         17,500            66
   Riunione Adriatica di Sicurta*      31,450           383
   Sanpaolo IMI*                       64,750           714
   Seat-Pagine Gialle*                175,500           148
   Telecom Italia*                    185,500         1,580
   Telecom Italia RNC*                 88,100           446
   TIM                                377,000         2,130
   Tiscali*                             9,503            94
   Unicredito Italiano*               236,000           890
                                                   --------
                                                     15,887
                                                   --------
JAPAN (31.5%)
   77 Bank                             17,000            79
   Acom                                 5,200           422
   Advantest                            4,200           268
   Aeon                                14,000           295
   Aiful                                1,200            93
   Ajinomoto                           29,000           295
   Alps Electric                       11,000            75
   Amada                               16,000            74
   Asahi Bank                         115,000            91
   Asahi Breweries                     21,000           206
   Asahi Glass                         51,000           298
   Asahi Kasei                         67,000           248
   Bank of Fukuoka                     27,000           102
   Bank of Yokohama                    50,000           168
   Benesse                              5,000           146
   Bridgestone                         36,000           401
   Canon                               42,000         1,423
   Casio Computer                      15,000            79
   Central Japan Railway                   73           480
   Chiba Bank                          20,000            66
   Chubu Electric Power                13,000           248
   Chugai Pharmaceutical               12,000           161
   Citizen Watch                       16,000            84
   Credit Saison                        7,400           162
   CSK                                  3,500            94
   Dai Nippon Printing                 32,000           343
   Daiichi Pharmaceutical              12,000           258
   Daikin Industries                   11,000           179
   Dainippon Ink & Chemical            41,000            67
   Daito Trust Construction             6,400           100
   Daiwa Bank                          91,000            77
   Daiwa House Industry                25,000           152
   Daiwa Securities Group              61,000           410
   Denki Kagaku Kogyo                  25,000            57
   Denso                               37,900           568
   East Japan Railway                     156           820
   Ebara                               14,000           103
   Eisai                               13,000           319

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Fanuc                                8,600      $    405
   Fast Retailing                         800            79
   Fuji Photo Film                     22,000           758
   Fuji Soft ABC                        1,800            75
   Fuji Television Network                 19            84
   Fujikura                            19,000            87
   Fujisawa Pharmaceutical              6,000           137
   Fujitsu                             87,000           719
   Furukawa Electric                   27,000           162
   Gunma Bank                          24,000           121
   Hirose Electric                      1,800           146
   Hitachi                            141,000         1,042
   Honda Motor                         36,500         1,384
   Hoya                                 5,200           342
   Isetan                              10,000           101
   Ishikawajima Harim
     Heavy Industies                   59,000            90
   Ito-Yokado                          18,000           808
   Itochu                              64,000           169
   Itochu Techno-Science                1,200            68
   Japan Airlines                      75,000           201
   Japan Energy                        57,000            81
   Japan Tobacco                           68           446
   JGC                                 12,000            80
   Joyo Bank                           38,300           113
   Kajima                              49,000           155
   Kamigumi                            17,000            71
   Kaneka                              15,000            93
   Kansai Electric Power               40,000           625
   Kao                                 26,000           555
   Katokichi                            3,700            69
   Kawasaki Heavy Industries*          70,000            72
   Kawasaki Steel                     134,000           134
   Keihin Electric Express Railway     34,000           138
   Keio Electric Railway               18,000            86
   Keyence                                800           141
   Kikkoman*                           13,000            78
   Kinden                              14,000            75
   Kinki Nippon Railway                77,250           297
   Kirin Brewery                       41,000           298
   Kokuyo                               9,000            80
   Komatsu                             48,000           161
   Konami                               5,700           193
   Konica                              17,000            96
   Kubota                              61,000           177
   Kuraray                             22,000           144
   Kurita Water Industries              7,000            88
   Kyocera                              8,200           614
   Kyowa Hakko Kogyo                   20,000           108
   Kyushu Electric Power                7,700           118
   Mabuchi Motor                        1,000            82
   Makita                              16,000            95
   Marubeni*                           76,000            65

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Marui                               16,000      $    210
   Matsushita Communication             2,600            94
   Matsushita Electric Industrial      92,000         1,222
   Matsushita Electric Works           11,000            97
   Meiji Seika Kaisha                  19,000            81
   Meitec                               2,600            71
   Minebea                             22,000           132
   Mitsubishi                          64,000           445
   Mitsubishi Chemical                100,000           224
   Mitsubishi Electric                 94,000           395
   Mitsubishi Estate                   51,000           436
   Mitsubishi Heavy Industries        145,000           402
   Mitsubishi Logistics                10,000            82
   Mitsubishi Materials                46,000            70
   Mitsubishi Rayon                    28,000            73
   Mitsubishi Tokyo Finance
     Group*                               219         1,499
   Mitsui                              67,000           378
   Mitsui Fudosan                      35,000           320
   Mitsui Marine & Fire Insurance      60,340           300
   Mitsui Mining & Smelting            33,000           106
   Mitsukoshi                          22,000            75
   Mizuho Holding                         345           869
   Murata Manufacturing                11,500           778
   NEC                                 75,000           763
   NGK Insulators                      15,000           121
   NGK Spark Plug                      10,000            78
   Nidec                                2,600           136
   Nikko Cordial                       32,000           169
   Nikon                               18,000           162
   Nintendo                             5,700           984
   Nippon Comsys                        3,000            22
   Nippon Express                      50,000           180
   Nippon Meat Packers                 11,000           114
   Nippon Mitsubishi Oil               70,000           322
   Nippon Sheet Glass                  21,000            90
   Nippon Steel                       285,000           403
   Nippon Telegraph & Telephone           376         1,558
   Nippon Unipac Holding*                  42           205
   Nippon Yusen Kabushiki Kaisha       55,000           160
   Nissan Motor                       151,000           746
   Nisshin Seifun Group                13,000            84
   Nissin Food Products                 5,100           110
   Nitto Denko                          7,600           161
   Nomura Holdings                     87,000         1,208
   NSK                                 28,000            99
   NTT Data                                35           142
   NTT Docomo                              96         1,255
   Obayashi                            36,000           132
   OJI Paper                           48,000           232
   Olympus Optical                     12,000           166
   Omron                               12,000           164
   Onward Kashiyama                     8,000            84

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Oracle                                 900      $     73
   Oriental Land                        3,700           265
   ORIX                                 3,720           358
   Osaka Gas                          106,000           277
   Pioneer                              8,000           193
   Promise                              5,100           295
   Ricoh                               15,000           269
   Rohm                                 5,100           693
   Sankyo                              20,000           348
   Sanyo Electric                      82,000           424
   Sapporo Breweries                   26,000            73
   Secom                               10,500           583
   Sega*                                7,600           158
   Sekisui Chemical                    27,000            78
   Sekisui House                       33,000           252
   Seven - Eleven                      10,000           415
   Sharp                               48,000           623
   Shimamura                            1,700           106
   Shimano                              6,900            88
   Shimizu                             36,000           145
   Shin-Etsu Chemical                  18,800           712
   Shionogi                            15,000           258
   Shiseido                            18,000           175
   Shizuoka Bank                       32,000           247
   Showa Denko*                        54,000            66
   Showa Shell Sekiyu*                 16,000           104
   Skylark                              6,000           148
   SMC                                  3,000           303
   Softbank                            12,200           266
   Sony                                40,400         1,906
   Sumitomo                            45,000           246
   Sumitomo Chemical                   72,000           265
   Sumitomo Electric Industries        34,000           283
   Sumitomo Metal Industries*         177,000            68
   Sumitomo Metal Mining               26,000            91
   Sumitomo Mitsui Banking            212,800         1,158
   Sumitomo Trust & Banking            22,000           109
   Taiheiyo Cement                     48,000            74
   Taisei                              47,000           129
   Taisho Pharmaceutical               14,000           247
   Taiyo Yuden                          6,000            95
   Takara Shuzo                        10,000            99
   Takashimaya                         13,000            82
   Takeda Chemical Industries          39,000         1,780
   Takefuji                             5,250           424
   TDK                                  3,100           157
   Teijin                              41,000           152
   Teikoku Oil                         20,000            85
   Terumo                              10,100           132
   Tobu Railway                        53,000           152
   Toho                                 1,100           126
   Tohoku Electric Power               21,700           326
   Tokio Marine & Fire Insurance       63,000           499

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Tokyo Broadcasting System            3,000      $     48
   Tokyo Electric Power                58,500         1,347
   Tokyo Electron                       8,100           430
   Tokyo Gas                          119,000           325
   Tokyu                               50,000           193
   TonenGeneral Sekiyu                 10,000            71
   Toppan Printing                     31,000           283
   Toray Industries                    68,000           186
   Toshiba                            145,000           619
   Tosoh                               31,000            66
   Tostem Inax Holding                 14,512           197
   Toto                                20,700           111
   Toyo Seikan Kaisha                  11,300           149
   Toyobo                              35,000            49
   Toyota Motor                       137,400         3,515
   Trend Micro*                         3,000            78
   UBE Industries                      49,000            67
   UFJ Holdings*                           58           192
   Uni-Charm                            2,700            71
   UNY                                  8,000            88
   Wacoal                              10,000            96
   West Japan Railway                      24           105
   World                                2,950            87
   Yakult Honsha*                       8,000            66
   Yamaha                              10,000            84
   Yamaichi Securities*                15,000            --
   Yamanouchi Pharmaceutical           16,000           450
   Yamato Transport                    19,000           362
   Yamazaki Baking                     13,000            87
   Yasuda Fire & Marine Insurance      17,000           104
   Yokogawa Electric                   15,000           122
                                                   --------
                                                     66,854
                                                   --------
NETHERLANDS (2.8%)
   ABN Amro Holding                    23,599           384
   Aegon                               18,150           484
   Akzo Nobel                           5,265           237
   ASML Lithography Holding*            7,186           127
   Elsevier                            13,365           155
   Heineken                             5,028           187
   ING Groep                           28,832           754
   Koninklijke Ahold                   11,892           351
   Koninklijke Philips Electronics     21,686           592
   Qiagen*                              7,300           145
   Royal Dutch Petroleum               33,818         1,635
   Royal KPN*                          16,964            78
   TNT Post Group                       7,710           157
   Unilever                             9,099           518
   VNU                                  2,557            82
   Wolters Kluwer                       5,588           121
                                                   --------
                                                      6,007
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
NEW ZEALAND (0.4%)
   Auckland International Airport      57,751      $     92
   Carter Holt Harvey                 153,761           111
   Contact Energy                      59,275           100
   Fisher & Paykel Healthcare          10,809            82
   Fletcher Building                   65,817            79
   Telecom of New Zealand             142,409           301
   Warehouse Group                     37,001           105
                                                   --------
                                                        870
                                                   --------
NORWAY (1.2%)
   Bergesen, Cl A                       8,750           149
   DnB Holding                         54,100           226
   Elkem                                4,600            80
   Gjensidige NOR Sparebank             3,100            88
   Norsk Hydro                         16,925           656
   Norske Skogindutrier                 9,200           160
   Orkla                               17,400           286
   Petroleum Geo-Services*             11,600            74
   Statoil*                            35,000           227
   Storebrand                          23,287           129
   Tandberg*                            5,797           119
   Telenor                             42,800           177
   Tomra Systems                       15,350           163
                                                   --------
                                                      2,534
                                                   --------
PORTUGAL (0.8%)
   Banco Comercial Portugues*         104,823           431
   Banco Espirito Santo                10,518           131
   BPI-SGPS                            33,944            74
   Brisa-Auto Estradas de Portugal     16,448           140
   Cimpor Cimentos de Portugal          6,216           104
   Electricidade de Portugal          129,706           297
   Portugal Telecom SGPS*              57,421           437
   Sonae SGPS                         137,149            95
                                                   --------
                                                      1,709
                                                   --------
SINGAPORE (0.6%)
   Chartered Semiconductor
     Manufacturing*                    33,000            74
   City Developments                   34,000            89
   DBS Group Holdings                  35,467           221
   Oversea-Chinese Banking             36,350           212
   Singapore Airlines                  31,000           159
   Singapore Press Holdings            13,000           135
   Singapore Telecommunications       163,000           157
   United Overseas Bank                33,000           207
                                                   --------
                                                      1,254
                                                   --------
SPAIN (4.7%)
   Acerinox                             3,658           115
   ACS                                  3,460            82
   Aguas de Barcelona                   7,732           102
   Altadis                             15,026           239

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SPAIN--CONTINUED
   Autopistas Concesionaria
     Espanola*                         13,811      $    135
   Banco Bilbao Vizcaya Argentaria    144,254         1,775
   Banco Santander Central
     Hispano                          195,006         1,662
   Endesa                              45,733           732
   Fomento de Construcciones y
     Contratas*                         6,120           131
   Gas Natural SDG                     14,705           258
   Grupo Dragados*                      9,619           119
   Iberdrola                           39,782           511
   Inditex De Diseno Textil*           10,406           201
   Repsol YPF                          51,252           720
   Sol Melia*                           9,872            74
   Telefonica*                        201,009         2,716
   Terra Networks*                      9,901            83
   Union Electrica Fenosa              15,273           239
   Vallehermoso                        11,571            76
   Zeltia*                              6,916            56
                                                   --------
                                                     10,026
                                                   --------
SWEDEN (1.8%)
   Assa Abloy, Cl B                     9,200           128
   Atlas Copco, Cl A                    4,900           103
   Electrolux, Cl B                    10,500           152
   Ericsson, Cl B                     201,500         1,113
   Gambro, Cl A                        11,200            72
   Hennes & Mauritz, Cl B              18,300           365
   Nordea                              66,500           330
   Sandvik                              7,500           159
   Securitas, Cl B                      8,600           153
   Skandia Forsakrings                 27,100           202
   Skandinaviska Enskilda
     Banken, Cl A                      15,700           138
   Skanska, Cl B                       12,800            83
   SKF, Cl B                            4,200            75
   Svenska Cellulosa, Cl B              6,500           163
   Svenska Handelsbanken, Cl A         16,500           221
   Swedish Match                          100            --
   Tele2, Cl B*                         4,450           143
   Telia                               30,200           131
   Volvo, Cl B                         10,550           166
                                                   --------
                                                      3,897
                                                   --------
SWITZERLAND (2.3%)
   ABB                                 13,932           146
   Adecco                               2,300           119
   Credit Suisse Group*                10,341           399
   Holcim, Cl B                           364            75
   Nestle                               3,174           654
   Novartis                            25,075           880
   Roche Holding, Bearer Shares         1,048            87
   Roche Holding, Genuss Shares         6,311           451

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



INTERNATIONAL EQUITY INDEX FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SWITZERLAND--CONTINUED
   STMicroelectronics                  20,715      $    703
   Swiss Reinsurance                    2,437           246
   Swisscom                               501           136
   Syngenta*                            1,804            91
   UBS*                                11,842           588
   Zurich Financial Services              792           202
                                                   --------
                                                      4,777
                                                   --------
UNITED KINGDOM (12.4%)
   3I Group                            11,987           149
   Amersham                            12,500           118
   Amvescap                            13,529           193
   ARM Holdings*                       16,459            91
   AstraZeneca                         27,850         1,245
   AWG*                                 9,502            75
   BAA                                 19,649           165
   BAE Systems                         38,783           176
   Barclays                            26,777           821
   Bass                                18,270           185
   BG Group                            62,138           234
   BHP Billiton                        21,094           101
   BOC Group                            9,784           148
   Boots                               17,146           144
   BP                                 356,305         2,635
   Brambles Industries*                19,452            94
   British American Tobacco            35,215           284
   British Land                        11,579            77
   British SKY Broadcasting*           23,697           289
   BT Group                           139,396           551
   Cable & Wireless                    25,753           121
   Cadbury Schweppes                   32,889           209
   Canary Wharf Group*                 13,217            86
   Capita Group                        13,425            90
   Celltech Group*                      5,356            69
   Centrica                            69,430           211
   CGNU                                35,663           425
   CMG                                 12,616            43
   Compass Group                       39,276           281
   Diageo                              54,417           582
   Dixons Group                        36,045           125
   Electrocomponents                    9,935            71
   EMI Group                           21,633            97
   Exel                                 9,012           103
   GKN                                 19,452            78
   GlaxoSmithKline                     98,440         2,471
   Granada                             58,028           116
   Great Universal Stores              20,623           184
   Hanson                              17,993           121
   Hays                                36,376           105
   HBOS                                57,076           672
   Hilton Group                        36,939           111
   HSBC Holdings                      149,287         1,799
   Imperial Chemical Industries        16,500            94
   Imperial Tobacco Group               5,690            67

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   International Power*                24,731      $     73
   Invensys                            67,527            95
   J Sainsbury                         29,049           149
   Jefferson Smurfit Group             27,691            59
   Johnson Matthey                      4,989            69
   Kingfisher                          24,756           141
   Land Securities                      9,332           106
   Lattice Group                       65,157           141
   Legal & General Group               84,780           187
   Lloyds TSB Group                    88,057           907
   Logica                               7,167            79
   Marconi                             43,528            22
   Marks & Spencer                     53,804           267
   National Grid Group                 27,278           172
   P&O Princess Cruises                17,406            91
   Pearson                             13,081           154
   Peninsular & Oriental Steam
     Navigation                        24,570            87
   Provident Financial                  7,956            74
   Prudential                          32,538           355
   Reckitt Benckiser                    5,305            70
   Reed International                  21,227           179
   Rentokil Initial                    36,435           133
   Reuters Group                       23,796           231
   Rio Tinto                           17,875           335
   Royal & Sun Alliance Insurance
     Group                             14,655            84
   Royal Bank of Scotland Group        43,199         1,001
   Sage Group*                         25,110            85
   Scottish & Southern Energy           8,775            77
   Scottish Power                      32,897           184
   Shell Transport & Trading           75,359           520
   Smith & Nephew                      17,903            96
   Smiths Group                        12,787           120
   Tesco                              113,369           389
   Unilever                            46,804           378
   United Utilities                    12,697           115
   Vodafone Group                   1,088,885         2,795
   Wolseley                            12,634            91
   WPP Group                           18,604           182
                                                   --------
                                                     26,399
                                                   --------
Total Foreign Common Stock
     (Cost $250,965)                                209,363
                                                   --------
FOREIGN PREFERRED STOCK (0.4%)
AUSTRALIA (0.2%)
   News Corporation                    64,592           422
                                                   --------
GERMANY (0.2%)
   Hugo Boss                            4,000            84
   Porsche                                300           107
   Prosieben SAT.1 Media                8,200            53
   Volkswagen                           5,500           163
                                                   --------
                                                        407
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ITALY (0.0%)
   Fiat                                 6,000      $     73
                                                   --------
Total Foreign Preferred Stock
     (Cost $1,370)                                      902
                                                   --------
FOREIGN RIGHTS (0.0%)
FRANCE (0.0%)
   Sodexho Alliance                     3,033             3
                                                   --------
Total Foreign Rights
     (Cost $0)                                            3
                                                   --------
Total Investments (99.0%)
   (Cost $252,335)                                 $210,268
                                                   ========

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At November 30, 2001, sector diversification of the Fund was as follows:

                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------           -----------     --------
FOREIGN COMMON STOCK
Banking                               14.6%    $ 30,908
Electronics                            9.7       20,683
Pharmaceuticals                        7.2       15,324
Oil & Gas                              6.7       14,171
Telephone                              6.6       13,920
Insurance                              5.5       11,689
Food, Beverage and Tobacco             5.3       11,282
Automotive                             5.2       11,024
Telecommunications                     4.7        9,891
Diversified Operations                 4.1        8,670
Manufacturing                          3.6        7,686
Retail                                 2.9        6,176
Transportation                         2.9        6,171
Chemicals                              2.9        6,086
Financial Services                     2.4        5,129
Construction Materials                 2.4        5,046
Computers                              2.3        4,940
Services                               2.0        4,228
Multi-Media                            1.9        4,084
Consumer Products                      1.8        3,877
Audio/Video                            1.6        3,405
Real Estate                            1.2        2,546
Cosmetics & Toiletries                 1.1        2,335
Distribution                           0.0           92
                                     -----     --------
TOTAL FOREIGN COMMON STOCK            98.6      209,363
TOTAL FOREIGN PREFERRED STOCK          0.4          902
FOREIGN RIGHTS                          --            3
                                     -----     --------
TOTAL INVESTMENTS                     99.0      210,268
OTHER ASSETS AND LIABILITIES, NET      1.0        1,902
                                     -----     --------
TOTAL NET ASSETS                     100.0%    $212,170
                                     =====     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



LIFE VISION AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (96.9%)
   STI Classic Capital Appreciation
     Fund, Trust Shares               610,325       $ 7,983
   STI Classic Growth and Income
     Fund, Trust Shares               281,805         3,954
   STI Classic International Equity
     Index Fund, Trust Shares         418,387         4,012
   STI Classic Mid-Cap Equity
     Fund, Trust Shares                46,220           489
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares          89,704         1,511
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        122,512         1,523
   STI Classic Value Income Stock
     Fund, Trust Shares               366,060         3,957
                                                    -------
Total Equity Funds
     (Cost $23,464)                                  23,429
                                                    -------
MONEY MARKET FUND (3.0%)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                     730,601           731
                                                    -------
Total Money Market Fund
     (Cost $731)                                        731
                                                    -------
Total Investments (99.9%)
   (Cost $24,195)                                    24,160
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                 30
                                                    -------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 2,519,950 outstanding shares
   of beneficial interest                            25,150
Distributions in excess of net investment income         (4)
Accumulated net realized loss
   on investments                                      (921)
Net unrealized depreciation on investments              (35)
                                                    -------
Total Net Assets (100.0%)                           $24,190
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $9.60
                                                    =======






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



LIFE VISION GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (74.2%)
   STI Classic Capital Appreciation
     Fund, Trust Shares               443,875       $ 5,806
   STI Classic Growth and Income
     Fund, Trust Shares               583,679         8,189
   STI Classic International Equity
     Index Fund, Trust Shares         761,812         7,306
   STI Classic Mid-Cap Equity
     Fund, Trust Shares                95,048         1,005
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares         194,794         3,282
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        259,437         3,225
   STI Classic Value Income Stock
     Fund, Trust Shares               755,588         8,168
                                                    -------
Total Equity Funds
     (Cost $35,899)                                  36,981
                                                    -------
FIXED INCOME FUNDS (22.9%)
   STI Classic Investment Grade
     Bond Fund, Trust Shares          591,084         6,201
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, Trust Shares               253,693         2,613
   STI Classic Short-Term Bond
     Fund, Trust Shares               256,095         2,602
                                                    -------
Total Fixed Income Funds
     (Cost $10,973)                                  11,416
                                                    -------
MONEY MARKET FUND (3.0%)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                   1,497,841         1,498
                                                    -------
Total Money Market Fund
     (Cost $1,498)                                    1,498
                                                    -------
Total Investments (100.1%)
   (Cost $48,370)                                    49,895
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)               (31)
                                                    -------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 5,026,688 outstanding shares
   of beneficial interest                           $51,095
Distribution in excess of
   net investment income                                (13)
Accumulated net realized loss
   on investments                                    (2,743)
Net unrealized appreciation on investments            1,525
                                                    -------
Total Net Assets (100.0%)                           $49,864
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $9.92
                                                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



LIFE VISION MODERATE GROWTH FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (58.6%)
   STI Classic Capital Appreciation
     Fund, Trust Shares               972,097       $12,715
   STI Classic Growth and Income
     Fund, Trust Shares               446,138         6,259
   STI Classic International Equity
     Index Fund, Trust Shares       1,352,554        12,971
   STI Classic Mid-Cap Equity
     Fund, Trust Shares               145,447         1,539
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares         297,969         5,021
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        393,229         4,888
   STI Classic Value Income
     Stock Fund, Trust Shares         583,752         6,310
                                                    -------
Total Equity Funds
     (Cost $49,356)                                  49,703
                                                    -------
FIXED INCOME FUNDS (38.4%)
   STI Classic Investment Grade
     Bond Fund, Trust Shares        1,413,707        14,829
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, Trust Shares               860,196         8,860
   STI Classic Short-Term Bond
     Fund, Trust Shares               870,817         8,848
                                                    -------
Total Fixed Income Funds
     (Cost $31,098)                                  32,537
                                                    -------
MONEY MARKET FUND (3.1%)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                   2,637,939         2,638
                                                    -------
Total Money Market Fund
     (Cost $2,638)                                    2,638
                                                    -------
Total Investments (100.1%)
   (Cost $83,092)                                    84,878
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)               (87)
                                                    -------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 9,030,356 outstanding shares
   of beneficial interest                           $87,068
Undistributed net investment income                     223
Accumulated net realized loss
   on investments                                    (4,286)
Net unrealized appreciation
   on investments                                     1,786
                                                    -------
Total Net Assets (100.0%)                           $84,791
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $9.39
                                                    =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



MID-CAP EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (85.6%)
BASIC MATERIALS (5.7%)
   Bowater                             39,300      $  1,890
   Cytec Industries*                   56,000         1,433
   Eastman Chemical                    24,200           929
   HB Fuller                           78,200         2,336
   Lyondell Chemical                   30,100           427
   Praxair                             41,000         2,170
   Stillwater Mining*                 131,000         2,063
                                                   --------
                                                     11,248
                                                   --------
CAPITAL GOODS (4.4%)
   Jacobs Engineering Group*           23,100         1,593
   Optimal Robotics, Cl A*             72,550         1,908
   PerkinElmer                         12,600           349
   Shaw Group*                         29,500           793
   SPX*                                34,400         4,180
                                                   --------
                                                      8,823
                                                   --------
COMMUNICATION SERVICES (2.2%)
   Commscope*                          37,600           741
   Dobson Communications, Cl A*        81,000           771
   Leap Wireless International*        52,800           949
   Western Wireless, Cl A*             80,100         1,968
                                                   --------
                                                      4,429
                                                   --------
COMPUTER SOFTWARE (2.0%)
   Citrix Systems*                     41,500           928
   Electronic Arts*                    21,300         1,288
   Intuit*                             16,800           738
   Rational Software*                  54,500         1,038
                                                   --------
                                                      3,992
                                                   --------
CONSUMER CYCLICALS (8.2%)
   Abercrombie & Fitch, Cl A*          80,500         1,932
   American Eagle Outfitters*          71,850         1,756
   Circuit City Stores                110,000         1,931
   Electronics Boutique Holdings*      28,200         1,199
   Fluor                               34,800         1,317
   Men's Wearhouse*                    29,750           570
   Mohawk Industries*                  13,100           601
   Payless Shoesource*                 23,700         1,311
   Royal Caribbean Cruises             50,700           786
   Six Flags*                          77,600         1,111
   TMP Worldwide*                      20,500           847
   Too*                                21,900           643
   Tweeter Home Entertainment
     Group*                            92,200         2,277
                                                   --------
                                                     16,281
                                                   --------


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (7.5%)
   Adelphia Communications,
     Cl A*                             36,100      $    906
   Adolph Coors, Cl B                  14,100           804
   Brinker International*              27,500           770
   CDW Computer Centers*               23,900         1,305
   CEC Entertainment*                   9,200           342
   Charter Communications, Cl A*       47,700           734
   Cheesecake Factory*                 14,100           436
   Darden Restaurants                  32,400           996
   Emmis Communications, Cl A*         80,600         1,336
   Hispanic Broadcasting*              59,300         1,296
   Radio One, Cl D*                    80,300         1,266
   Sensient Technologies              122,400         2,190
   Suiza Foods*                        42,200         2,541
                                                   --------
                                                     14,922
                                                   --------
ENERGY (5.2%)
   BJ Services*                        33,900           944
   Cooper Cameron*                     16,800           616
   Ensco International                 30,400           612
   Evergreen Resources*                 7,100           275
   GlobalSantaFe                       58,549         1,417
   Murphy Oil                           3,400           244
   National-Oilwell*                   24,100           403
   Ocean Energy                       107,100         1,898
   Patterson-UTI Energy*               62,400         1,264
   Precision Drilling*                 67,900         1,605
   Pride International*                29,900           383
   Smith International*                12,200           552
                                                   --------
                                                     10,213
                                                   --------
FINANCE (13.0%)
   AG Edwards                          21,300           907
   Colonial Bancgroup                  53,200           705
   Everest Re Group                     6,400           457
   Hibernia, Cl A                     208,500         3,415
   Lincoln National                    21,600         1,030
   M&T Bank                            20,600         1,452
   Marshall & Ilsley                   55,100         3,385
   National Commerce Financial         62,000         1,488
   North Fork Bancorporation           90,300         2,735
   Protective Life                     36,600         1,029
   RenaissanceRe Holdings               6,200           613
   Safeco                              64,300         2,068
   SouthTrust                         154,200         3,773
   Sovereign Bancorp                  131,900         1,458
   TCF Financial                       12,800           588
   Zions Bancorporation                11,900           575
                                                   --------
                                                     25,678
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



MID-CAP EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (16.6%)
   AdvancePCS*                         18,600      $    515
   Albany Molecular Research*          16,800           387
   Andrx Group*                        15,600         1,152
   Barr Laboratories*                  25,300         1,848
   Cephalon*                           15,900         1,157
   Genzyme - General Division*         32,500         1,775
   Health Management Associates,
     Cl A*                            166,200         3,242
   Human Genome Sciences*               4,300           183
   Idec Pharmaceuticals*               35,200         2,474
   IVAX*                               29,300           604
   King Pharmaceuticals*              133,449         5,317
   Lincare Holdings*                   28,700           853
   Millennium Pharmaceuticals*         22,500           767
   Protein Design Labs*                39,400         1,485
   Province Healthcare*                42,800         1,254
   Quest Diagnostics*                  13,200           815
   Renal Care Group*                  162,900         5,223
   Sepracor*                            8,000           399
   Teva Pharmaceutical Industries
     ADR                               38,600         2,258
   Transkaryotic Therapies*            12,200           520
   Varian Medical Systems*              8,200           566
                                                   --------
                                                     32,794
                                                   --------
SERVICE INDUSTRIES (0.5%)
   Apollo Group, Cl A*                 23,100         1,037
                                                   --------
TECHNOLOGY (17.7%)
   Aeroflex*                           45,200           733
   Applied Micro Circuits*             14,400           196
   Cabot Microelectronics*             19,700         1,366
   Cadence Design Systems*             58,400         1,393
   Caliper Technologies*               52,700           645
   Cerner*                             28,700         1,518
   Concurrent Computer*               207,500         3,052
   Cree*                               66,600         1,656
   DST Systems*                        21,200         1,011
   Genesis Microchip*                  21,800         1,241
   Gentex*                             16,500           394
   Inrange Technologies, Cl B*         34,500           233
   Integrated Circuit Systems*         78,000         1,460
   Integrated Device Technology*       19,700           581
   L-3 Communications Holdings*         7,200           600
   Mentor Graphics*                    20,300           460
   Microsemi*                          19,200           597
   Network Associates*                 51,900         1,191
   Nvidia*                             32,700         1,787
   QLogic*                             28,200         1,394
   RF Micro Devices*                   34,500           837
   Seachange International*           102,000         3,025
   Stratos Lightwave*                 135,700           776
   Sungard Data Systems*               22,200           623

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Symbol Technologies                136,375      $  2,267
   Triquint Semiconductor*             52,331           832
   Virata*                            135,100         1,785
   Waters*                             34,000         1,243
   Zoran*                              61,100         2,123
                                                   --------
                                                     35,019
                                                   --------
TRANSPORTATION (0.7%)
   Expeditors International
     Washington                        11,900           595
   Forward Air*                        24,700           749
                                                   --------
                                                      1,344
                                                   --------
UTILITIES (1.9%)
   Equitable Resources                 61,400         1,996
   FirstEnergy                         34,700         1,172
   Mirant*                             24,800           606
                                                   --------
                                                      3,774
                                                   --------
Total Common Stock
     (Cost $159,580)                                169,554
                                                   --------
PREFERRED STOCK (1.2%)
   Adelphia Communications,
     Ser D                             27,400         2,449
                                                   --------
Total Preferred Stock
     (Cost $3,087)                                    2,449
                                                   --------
CONVERTIBLE BONDS (6.5%)
   Adelphia Communications
     CV to 22.8530 Shares,
     Callable 05/01/21 @ 100
     3.250%, 05/01/21                  $  675           649
   Affymetrix
     CV to 16.2602 Shares,
     Callable 10/07/02 @ 102.5
     5.000%, 10/01/06                     770           696
   AmeriSource Health
     CV to 18.8791 Shares,
     Callable 12/03/04 @ 102
     5.000%, 12/01/07                     550           731
   DR Horton
     CV to 17.4927 Shares,
     Callable 05/14/03 @ 55.97 (A)
     2.813%, 05/11/21                   1,317           759
   Gilead Sciences
     CV to 20.3562 Shares,
     Callable 12/20/03 @ 102.86
     5.000%, 12/15/07                   1,120         1,851
   Human Genome Sciences
     CV to 17.778 Shares,
     Callable 02/06/03 @ 102.5
     5.000%, 02/01/07                   2,540         2,635

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--CONTINUED
   Lennar
     CV to 6.3892 Shares,
     Callable 04/06/06 @ 100 (A)
     5.526%, 04/04/21                  $1,417      $    485
   Sepracor
     CV to 10.8249 Shares
     5.000%, 02/15/07                   2,750         2,224
   SPX
     CV to 4.8116 Shares,
     Callable 02/06/06 @ 100 (A) (B)
     2.057%, 02/06/21                   1,750         1,164
   SPX
     CV to 4.8116 Shares,
     Callable 02/06/21 @  100 (A)
     2.014%, 02/06/21                   2,425         1,613
                                                   --------
Total Convertible Bonds
     (Cost $13,485)                                  12,807
                                                   --------
REPURCHASE AGREEMENTS (9.5%)
   Deustche Bank
     2.100%, dated 11/30/01, matures
     12/03/01, repurchase price
     $12,061,235 (collateralized by
     U.S. Treasury Notes: total market
     value $12,300,337) (C)            12,059        12,059
   UBS Warburg
     2.100%, dated 11/30/01, matures
     12/03/01, repurchase price
     $6,761,739 (collateralized by
     U.S. Government obligation: total
     market value $6,896,495) (C)       6,761         6,761
                                                   --------
Total Repurchase Agreements
     (Cost $18,820)                                  18,820
                                                   --------
Total Investments (102.8%)
   (Cost $194,972)                                  203,630
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-2.8%)            (5,636)
                                                   --------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 16,433,734 outstanding shares
   of beneficial interest                          $165,979
Fund shares of the Investor Shares
  (unlimited authorization -- no par value)
   based on 1,070,977 outstanding shares
   of beneficial interest                            11,050
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 1,353,647 outstanding shares
   of beneficial interest                            16,871
Accumulated net investment loss                        (138)
Accumulated net realized loss
   on investments                                    (4,426)
Net unrealized appreciation on investments            8,658
                                                   --------
Total Net Assets (100.0%)                          $197,994
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $10.58
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $10.26
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.26 / 96.25%)                 $10.66
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $9.74
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



SMALL CAP GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.4%)
BASIC MATERIALS (0.7%)
   Eden Bioscience*                   150,600      $    640
   Stillwater Mining*                 220,000         3,465
                                                   --------
                                                      4,105
                                                   --------
CAPITAL GOODS (12.6%)
   American Woodmark                   50,000         2,212
   C&D Technologies                    75,000         1,545
   Copart*                            180,000         6,170
   Dal-Tile International*            270,000         5,805
   Donaldson                           80,000         2,912
   DRS Technologies*                  110,000         3,667
   Elcor                              190,000         4,695
   EMCOR Group*                       100,000         4,545
   Florida Rock Industries             41,500         1,276
   Global Power Equipment
     Group*                            10,000           144
   Granite Construction               120,000         2,928
   Griffon*                            50,000           702
   Herley Industries*                 230,000         3,091
   Keith*                             150,000         1,281
   Kemet*                             140,000         2,366
   L-3 Communications Holdings*        24,800         2,068
   Mettler Toledo International*      100,000         4,927
   Monaco Coach*                      150,000         2,925
   Newport                            120,000         2,132
   Rogers*                            120,000         3,838
   ROHN Industries*                   350,000           634
   Shaw Group*                        230,000         6,185
   Trimble Navigation*                170,000         2,870
   United Stationers*                  90,000         2,622
                                                   --------
                                                     71,540
                                                   --------
COMMUNICATION SERVICES (3.3%)
   Advanced Fibre
     Communication*                   180,000         3,506
   Anaren Microwave*                  140,000         2,292
   Commonwealth Telephone
     Enterprises*                      65,000         2,981
   Comtech Telecommunications*         15,000           181
   Gentner Communications*            238,900         4,365
   Spectralink*                       210,000         3,494
   Symmetricom*                       250,000         1,775
                                                   --------
                                                     18,594
                                                   --------
COMPUTER SOFTWARE (5.4%)
   Activision*                        165,000         4,100
   AremisSoft*                        254,000           183
   Borland Software*                  100,000         1,446
   CACI International, Cl A*           70,000         5,178
   Micros Systems*                     30,000           746

--------------------------------------------------------------------------------

                                    SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE--CONTINUED
   NETIQ*                             110,000      $  3,719
   Numerical Technologies*            130,000         3,461
   RADVision*                         440,000         3,674
   THQ*                               140,000         8,021
                                                   --------
                                                     30,528
                                                   --------
CONSUMER CYCLICALS (18.0%)
   4 Kids Entertainment*              320,000         6,502
   Action Performance*                100,000         3,305
   Aftermarket Technology*             27,500           519
   American Eagle Outfitters*         115,000         2,811
   Anchor Gaming*                      20,000         1,218
   Argosy Gaming*                      90,000         2,952
   Barnes & Noble*                     80,000         2,472
   Bebe Stores*                       110,000         2,034
   Buca*                              140,000         2,038
   CEC Entertainment*                  60,000         2,232
   Cheesecake Factory*                 30,000           927
   Chico's FAS*                       170,000         5,391
   Christopher & Banks*               160,000         6,102
   Circuit City Stores-Carmax*        520,000        10,374
   Coach*                              90,000         2,970
   Columbia Sportswear*                10,000           320
   K-Swiss, Cl A                       95,000         3,053
   Mohawk Industries*                  65,000         2,981
   MTR Gaming Group*                  470,000         6,373
   O'Charleys*                        100,000         1,921
   O'Reilly Automotive*               160,000         5,350
   Oakley*                            220,000         2,871
   Penn National Gaming*              250,000         6,392
   Rare Hospitality International*    100,000         1,965
   Rent-A-Center*                     150,000         4,552
   Scholastic*                         50,000         2,173
   Shuffle Master*                    201,600         3,629
   Sonic Automotive*                  115,000         2,283
   Ultimate Electronics*               80,000         2,066
   Winnebago Industries               133,200         4,489
                                                   --------
                                                    102,265
                                                   --------
CONSUMER STAPLES (2.5%)
   Cott*                              370,000         6,301
   P.F. Chang's China Bistro*         100,000         4,410
   Ralcorp Holdings*                   70,000         1,432
   Ruby Tuesday                       100,000         1,950
                                                   --------
                                                     14,093
                                                   --------
ENERGY (3.2%)
   CAL Dive International*            185,000         3,955
   Carbo Ceramics                      10,000           334
   Core Laboratories*                  70,200         1,095
   Key Energy Services*               150,000         1,238

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
   Maverick Tube*                     105,000      $  1,101
   National-Oilwell*                   80,000         1,339
   Patterson-UTI Energy*               60,000         1,215
   Pride International*                40,000           512
   St Mary Land & Exploration          90,000         1,724
   Stone Energy*                       85,000         3,030
   Torch Offshore*                    120,000           540
   Varco International*                40,000           566
   Veritas DGC*                        81,500         1,292
                                                   --------
                                                     17,941
                                                   --------
FINANCE (9.9%)
   Affiliated Managers Group*          79,530         5,396
   Allied Capital                     130,000         3,288
   American Home Mortgage
     Holdings                          92,000         1,329
   Capitol Federal Financial          185,800         3,725
   Coinstar*                          180,000         4,289
   Corus Bankshares                    10,000           419
   Doral Financial                    190,000         6,162
   Harbor Florida Bancshares          150,000         2,453
   Hilb, Rogal & Hamilton              15,000           892
   IndyMac Bancorp*                   140,000         3,177
   Irwin Financial                    160,000         2,648
   Jefferies Group                    140,000         4,949
   LaBranche*                         100,000         3,125
   Net.B@nk*                          258,700         2,390
   OceanFirst Financial                95,000         2,321
   Raymond James Financial            110,000         3,553
   RenaissanceRe Holdings              17,000         1,680
   Sterling Bancshares                170,000         1,977
   Trustmark                           95,000         2,292
                                                   --------
                                                     56,065
                                                   --------
HEALTH CARE (18.4%)
   Annuity and Life Re                110,000         2,685
   Arthrocare*                        140,000         2,279
   Cardiodynamics International*      400,000         2,912
   Charles River Laboratories
     International*                   165,000         5,470
   Covance*                           230,000         4,600
   Coventry Health Care*              150,000         3,147
   Cryolife*                          230,000         7,038
   Cytyc*                             100,000         2,444
   DaVita*                             50,000         1,133
   Dianon Systems*                     75,000         3,630
   Dynacq International*              161,900         3,638
   Edwards Lifesciences*              110,000         2,778
   Galen Holdings ADR                  60,000         2,588
   Gentiva Health Services*            80,000         1,634
   Henry Schein*                       10,000           402
   Integra LifeSciences Holdings*     140,000         3,790

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE --CONTINUED
   Lumenis*                           245,000      $  4,765
   Medicis Pharmaceutical, Cl A*            1            --
   Mentor                             115,000         3,256
   Merit Medical Systems*             166,700         2,445
   Mid Atlantic MedicalServices*       60,000         1,217
   MIM*                               270,000         3,281
   North American Scientific*          95,000         1,515
   Option Care*                       141,600         2,407
   Orthodontic Centers
     of America*                      180,000         5,083
   Pharmaceutical Product
     Development*                      90,000         2,171
   Pharmaceutical Resources*          110,000         3,795
   Possis Medical*                     35,000           602
   Priority Healthcare, Cl B*         140,000         4,624
   SICOR*                             260,000         4,389
   Steris*                            110,000         2,137
   SurModics*                          55,000         1,780
   Taro Pharmaceuticals
     Industries*                      147,500         5,328
   Thoratec*                          310,000         5,270
                                                   --------
                                                    104,233
                                                   --------
SERVICES (2.3%)
   Corinthian Colleges*                80,000         2,774
   Overture Services*                 100,000         2,555
   TRC*                                90,000         4,051
   Waste Connections*                 120,000         3,505
                                                   --------
                                                     12,885
                                                   --------
TECHNOLOGY (18.8%)
   Advanced Digital Information*      110,000         1,721
   Advanced Power Technology*         120,000         1,254
   Aeroflex*                          225,000         3,647
   Alpha Industries*                  205,000         4,920
   Ansys*                             165,000         4,125
   Asyst Technologies*                250,000         2,790
   ATMI*                              110,100         2,488
   Avocent*                           110,000         2,626
   Axcelis Technologies*              200,000         2,722
   Bel Fuse, Cl A*                     24,400           501
   Cabot Microelectronics*             36,000         2,497
   Carreker*                          100,000           665
   Catapult Communications*            25,000           606
   Cerner*                             50,000         2,645
   Dataram*                           150,000         1,211
   Elantec Semiconductor*              70,000         2,381
   Enterasys Networks*                150,000         1,487
   Exar*                               95,300         1,887
   Excel Technology*                   55,000           897
   Filenet*                           110,000         1,840
   Genesis Microchip*                 100,000         5,693
   Hyperion Solutions*                 10,000           191

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



SMALL CAP GROWTH STOCK FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Integrated Silicon Solutions*      155,000      $  1,801
   Kronos*                             90,000         3,879
   Kulicke & Soffa Industries*        160,000         2,514
   M-Systems Flash Disk Pioneers*      90,500           905
   Manhattan Associates*              124,900         3,782
   Mercury Computer Systems*          115,000         5,308
   Merix*                             160,000         2,989
   Microsemi*                         134,500         4,183
   Orbotech*                          100,000         2,521
   Photon Dynamics*                    40,000         1,565
   Planar Systems*                    130,000         2,503
   Power Integrations*                175,000         3,973
   Register.com*                      167,500         1,549
   Semtech*                           150,000         5,778
   Silicon Storage Technology*        178,500         2,201
   SonicWALL*                         230,000         3,915
   Stratos Lightwave*                  60,000           343
   Technitrol                          80,000         1,928
   Virata*                            190,000         2,510
   Zoran*                              95,000         3,301
                                                   --------
                                                    106,242
                                                   --------
TRANSPORTATION (4.3%)
   Atlantic Coast Airlines
     Holdings*                         50,000         1,035
   Heartland Express*                 110,000         3,082
   JB Hunt Transport Services*        160,000         2,864
   Landstar System*                    65,000         4,511
   Railamerica*                       170,000         2,210
   Skywest                            180,000         4,196
   USFreightways                      100,000         3,402
   Werner Enterprises                 130,000         3,113
                                                   --------
                                                     24,413
                                                   --------
Total Common Stock
     (Cost $493,807)                                562,904
                                                   --------
RIGHTS (0.0%)
   Elan*                              190,000            27
                                                   --------
Total Rights
     (Cost $0)                                           27
                                                   --------
WARRANTS (0.0%)
   Per-Se Technologies,
     Expires 07/08/03*                  3,664            --
                                                   --------
Total Warrants
     (Cost $0)                                           --
                                                   --------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley Dean Witter
     2.080%, dated 11/30/01, matures
     12/03/01, repurchase price
     $1,658,027 (collateralized by
     U.S. Government obligations: total
     market value $1,704,036) (C)      $1,658      $  1,658
                                                   --------
Total Repurchase Agreement
     (Cost $1,658)                                    1,658
                                                   --------
Total Investments (99.7%)
   (Cost $495,465)                                  564,589
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)              1,977
                                                   --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 30,677,067 outstanding shares
   of beneficial interest                          $464,484
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 1,518,612 outstanding shares
   of beneficial interest                            20,548
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 1,482,492 outstanding shares
   of beneficial interest                            25,000
Accumulated net investment loss                      (2,854)
Accumulated net realized loss
   on investments                                    (9,736)
Net unrealized appreciation on investments           69,124
                                                   --------
Total Net Assets (100.0%)                          $566,566
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $16.85
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $16.73
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($16.73 / 96.25%)                 $17.38
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $16.30
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




SMALL CAP VALUE EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.3%)
BASIC MATERIALS (19.0%)
   Arch Coal                          283,600      $  5,669
   Carpenter Technology               138,700         3,566
   Celanese                           257,200         4,655
   Fording*                           315,900         5,017
   Lennox International               199,289         1,853
   Lesco                              299,200         2,110
   Louisiana-Pacific                   76,892           591
   LSI Industries                     211,100         5,330
   Olin                               214,900         3,550
   Peabody Energy                     198,800         5,270
   Pennzoil-Quaker State            1,006,100        13,079
   Sappi ADR*                         526,200         5,378
   Siderca ADR                        104,500         1,306
   SKF ADR                            141,100         2,519
   Soc Quimica Minera de
     Chile ADR                        202,600         4,317
   Texas Industries                   255,700         8,886
   USX-U.S. Steel Group               432,300         7,302
   Wellman                            187,800         2,569
   Worthington Industries             187,600         2,776
                                                   --------
                                                     85,743
                                                   --------
CAPITAL GOODS (19.4%)
   ABM Industries                     142,000         4,288
   Allete                             281,469         6,659
   AO Smith                           100,400         1,795
   BF Goodrich                        144,900         3,531
   BHA Group Holdings                 102,500         1,537
   Briggs & Stratton                   68,800         2,657
   C&D Technologies                   135,700         2,795
   Chemed                              87,600         2,716
   Church & Dwight                    639,400        16,816
   Cummins                             64,000         2,321
   Empresa Bras de Aeronautica
     ADR                              726,200        13,435
   Falcon Products                     59,700           337
   Fedders                             47,100           148
   Fedders, Cl A                      204,800           561
   National Service Industries         57,500           915
   Pioneer Standard Electronics       259,900         2,932
   Quixote                            256,500         6,051
   Roper Industries                    77,800         3,268
   RPM                                236,300         3,266
   Standard Register                  125,500         2,209
   Tecumseh Products, Cl A             46,100         2,150
   Valspar                            121,500         4,797
   York International                  61,800         2,256
                                                   --------
                                                     87,440
                                                   --------
COMMUNICATIONS EQUIPMENT (3.9%)
   Harris                             554,428        17,686
                                                   --------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (10.8%)
   American Greetings, Cl A           622,100      $  8,118
   Bassett Furniture Industries       188,300         2,757
   Fairmont Hotels & Resorts*         423,300         9,037
   Harman International Industries    191,214         8,159
   Intrawest                          241,200         3,883
   Liz Claiborne                       26,200         1,309
   Movado Group                       149,000         2,757
   PEP Boys-Manny Moe & Jack          222,900         3,700
   Phillips-Van Heusen                350,500         3,856
   Spiegel, Cl A                      538,300         2,439
   Sturm Ruger                        134,100         1,589
   Wolverine World Wide                67,000         1,004
                                                   --------
                                                     48,608
                                                   --------
CONSUMER STAPLES (3.1%)
   Ingles Markets, Cl A               219,300         2,632
   Interstate Bakeries                160,800         3,962
   JM Smucker                          72,700         2,560
   Sensient Technologies              282,635         5,056
                                                   --------
                                                     14,210
                                                   --------
ENERGY (2.8%)
   Ensco International                123,300         2,481
   Noble Affiliates                    92,000         3,008
   Penn Virginia                      117,800         3,705
   UGI                                113,500         3,343
                                                   --------
                                                     12,537
                                                   --------
FINANCE (14.6%)
   American Financial Group           144,800         3,559
   Banner                             152,700         2,494
   City National                       94,400         4,111
   CNA Surety                         229,200         3,383
   Colonial Bancgroup                 334,700         4,435
   Community First Bankshares         141,065         3,462
   Crawford, Cl A                       2,800            25
   FNB                                136,060         3,469
   Glacier Bancorp                    226,134         4,263
   Horizon Financial                  237,365         3,026
   Klamath First Bancorp              216,100         2,850
   Pacific Northwest Bancorp          118,300         2,545
   PXRE Group                         184,200         2,717
   Riggs National                     196,200         2,843
   Scottish Annuity & Life
     Holdings                         235,200         3,881
   Seacoast Banking                    91,400         4,008
   Student Loan                        44,200         3,387
   Washington Federal                 139,460         3,426
   West Coast Bancorp                 267,153         3,737
   Wilmington Trust                    73,100         4,430
                                                   --------
                                                     66,051
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



SMALL CAP VALUE EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (5.8%)
   Alpharma, Cl A                     605,429      $ 14,518
   Cambrex                            149,600         5,817
   Mentor                             211,300         5,982
                                                   --------
                                                     26,317
                                                   --------
SERVICES (3.4%)
   Pittston Brink's Group             745,900        15,373
                                                   --------
TECHNOLOGY (4.3%)
   Autodesk                           494,100        18,381
   Helix Technology                    35,900           738
   Richardson Electronics              35,400           423
                                                   --------
                                                     19,542
                                                   --------
TRANSPORTATION (5.2%)
   CHC Helicopter, Cl A*              394,500         3,945
   CP Railway*                        169,700         3,260
   CP Ships*                          848,000         7,971
   Gatx                                27,100           763
   Oshkosh Truck                       82,100         3,506
   USFreightways                       64,900         2,208
   Wabash National*                   245,300         1,975
                                                   --------
                                                     23,628
                                                   --------
Total Common Stock
     (Cost $375,187)                                417,135
                                                   --------
CASH EQUIVALENT (0.0%)
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A              37,201           37
                                                   --------
Total Cash Equivalent
     (Cost $37)                                          37
                                                   --------

--------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.7%)
   Morgan Stanley Dean Witter
     2.080%, dated 11/30/01, matures
     12/03/01, repurchase price
     $30,477,415 (collateralized by
     U.S. Government obligations: total
     market value $31,082,187) (C)    $30,472        30,472
                                                   --------
Total Repurchase Agreement
     (Cost $30,472)                                  30,472
                                                   --------
Total Investments (99.0%)
   (Cost $405,696)                                  447,644
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.0%)              4,296
                                                   --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares (unlimited
   uthorization -- no par value) based
   on 35,172,834 outstanding shares
   of beneficial interest                          $435,625
Fund shares of the Flex Shares (unlimited
   authorization -- no par value) based
   on 1,186,854 outstanding shares
   of beneficial interest                            22,534
Undistributed net investment income                     582
Accumulated net realized loss
   on investments                                   (48,749)
Net unrealized appreciation on investments           41,948
                                                   --------
Total Net Assets (100.0%)                          $451,940
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $12.43
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $12.37
                                                   ========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR
               DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)



TAX SENSITIVE GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.1%)
BASIC MATERIALS (2.1%)
   Alcoa                              152,910      $  5,902
   E.I. du Pont de Nemours            125,000         5,543
                                                   --------
                                                     11,445
                                                   --------
CAPITAL GOODS (9.6%)
   Applied Materials*                 135,703         5,393
   Boeing                              50,000         1,755
   General Electric                   504,344        19,417
   Minnesota Mining &
     Manufacturing                     47,566         5,450
   Tyco International                 225,102        13,236
   United Technologies                108,080         6,507
                                                   --------
                                                     51,758
                                                   --------
COMMUNICATION SERVICES (4.5%)
   AT&T                               150,000         2,624
   BellSouth                           52,443         2,019
   Comcast, Cl A*                      50,000         1,900
   Qualcomm*                           51,262         3,010
   SBC Communications                 167,743         6,270
   Verizon Communications             125,000         5,875
   Viasat*                            189,500         2,695
                                                   --------
                                                     24,393
                                                   --------
COMPUTER SOFTWARE (1.3%)
   Citrix Systems*                    150,000         3,355
   Veritas Software*                  100,000         3,889
                                                   --------
                                                      7,244
                                                   --------
CONSUMER CYCLICALS (17.7%)
   AOL Time Warner*                   190,167         6,637
   Bed Bath & Beyond*                 150,000         4,870
   Best Buy*                          100,000         7,139
   Charlotte Russe Holding*            75,000         1,335
   Christopher & Banks*               100,000         3,814
   Colgate-Palmolive*                 125,000         7,295
   Ford Motor                         214,688         4,066
   Harley-Davidson                    175,000         9,202
   Home Depot                         217,813        10,163
   Liz Claiborne                      150,000         7,497
   Nike, Cl B                         100,000         5,299
   Target                              75,000         2,816
   Viacom, Cl B*                      100,000         4,365
   Wal-Mart Stores                    255,881        14,112
   Walgreen                           161,339         5,324
   Walt Disney                         75,000         1,535
                                                   --------
                                                     95,469
                                                   --------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.5%)
   Anheuser-Busch                      50,000      $  2,155
   Coca-Cola                           88,246         4,144
   McDonald's                          89,670         2,407
   PepsiCo                            100,000         4,863
   Philip Morris                      179,774         8,480
   Procter & Gamble*                  100,000         7,746
                                                   --------
                                                     29,795
                                                   --------
ENERGY (5.7%)
   Apache                              75,000         3,449
   ChevronTexaco                       50,632         4,304
   El Paso                             35,000         1,558
   Exxon Mobil                        363,618        13,599
   Royal Dutch Petroleum,
     NY Shares                        134,975         6,525
   Schlumberger                        25,000         1,200
                                                   --------
                                                     30,635
                                                   --------
FINANCE (16.2%)
   Allstate                            50,000         1,712
   American Express                    76,180         2,507
   American International Group       132,277        10,900
   Bank of America                     87,371         5,363
   Bank of New York                   125,000         4,905
   Bank One                            75,000         2,808
   Citigroup                          195,946         9,386
   Fannie Mae                          97,521         7,665
   Fifth Third Bancorp                 80,000         4,807
   FleetBoston Financial               75,000         2,756
   Freddie Mac                        100,000         6,617
   Household International            100,000         5,899
   JP Morgan Chase                     75,551         2,850
   Paychex                            172,898         6,053
   US Bancorp                         100,000         1,898
   USA Education                       75,000         6,380
   Wells Fargo                        108,269         4,634
                                                   --------
                                                     87,140
                                                   --------
HEALTH CARE (18.9%)
   Abbott Laboratories                127,294         7,001
   American Home Products              77,640         4,666
   Amgen*                              75,000         4,982
   Bristol-Myers Squibb               117,495         6,317
   Eli Lilly                           50,000         4,133
   Guidant*                           100,000         4,881
   Johnson & Johnson                  201,732        11,751
   King Pharmaceuticals*              125,000         4,980
   Medtronic                          121,963         5,766
   Merck                              104,572         7,085

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



TAX SENSITIVE GROWTH STOCK FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE --CONTINUED
   Pfizer                             425,793      $ 18,441
   Pharmacia                          100,000         4,440
   Schering-Plough                    121,383         4,337
   Tenet Healthcare*                  125,000         7,500
   UnitedHealth Group                  75,000         5,359
                                                   --------
                                                    101,639
                                                   --------
TECHNOLOGY (16.6%)
   Adobe Systems                      175,000         5,614
   Automatic Data Processing          100,000         5,546
   Catapult Communications*            25,000           606
   Cisco Systems*                     354,479         7,246
   Dell Computer*                     150,000         4,189
   EMC-Mass                           124,720         2,094
   Intel                              334,886        10,937
   International Business Machines     89,885        10,390
   Linear Technology                   96,291         3,951
   Microsoft*                         284,428        18,263
   Network Appliance*                 300,000         4,629
   Oracle*                            316,308         4,438
   SBS Technologies*                  125,000         1,561
   Sun Microsystems*                  240,850         3,430
   Texas Instruments                  204,618         6,558
                                                   --------
                                                     89,452
                                                   --------
Total Common Stock
     (Cost $469,962)                                528,970
                                                   --------

REPURCHASE AGREEMENT (0.7%)
   Morgan Stanley Dean Witter
     2.080%, dated 11/30/01, matures
     12/03/01, repurchase price
     $3,781,355 (collateralized by
     U.S. Government obligation: total
     market value $3,858,026) (C)      $3,781         3,781
                                                   --------
Total Repurchase Agreement
     (Cost $3,781)                                    3,781
                                                   --------
Total Investments (98.8%)
   (Cost $473,743)                                  532,751
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.2%)              6,634
                                                   --------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 14,201,626 outstanding shares
   of beneficial interest                          $422,944
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 8,137,125 outstanding shares
   of beneficial interest                           267,604
Accumulated net investment loss                      (2,753)
Accumulated net realized loss
   on investments                                  (207,418)
Net unrealized appreciation on investments           59,008
                                                   --------
Total Net Assets (100.0%)                          $539,385
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $24.40
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $23.69
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VALUE INCOME STOCK FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (93.3%)
BASIC MATERIALS (5.9%)
   Alcoa                              210,400      $  8,122
   International Paper                452,300        18,069
   Praxair                            153,100         8,102
   Rohm & Haas                        330,700        11,740
                                                   --------
                                                     46,033
                                                   --------
CAPITAL GOODS (12.5%)
   Dover                              666,900        24,582
   Emerson Electric                   167,800         9,071
   Honeywell International            295,700         9,799
   Ingersoll-Rand                     212,600         8,906
   Minnesota Mining &
     Manufacturing                     77,200         8,846
   Pall                               185,100         4,261
   Parker Hannifin                    103,900         4,265
   Tyco International                 341,500        20,080
   Volvo ADR                          533,100         8,530
                                                   --------
                                                     98,340
                                                   --------
COMMUNICATION SERVICES (8.8%)
   Alltel                             176,600        11,493
   CenturyTel                         250,900         8,480
   SBC Communications                 535,700        20,025
   Sprint (FON Group)                 386,600         8,424
   Verizon Communications             439,710        20,666
                                                   --------
                                                     69,088
                                                   --------
CONSUMER CYCLICALS (9.0%)
   Ford Motor                         463,200         8,773
   Gannett                            251,900        17,494
   Genuine Parts                      229,500         7,734
   Interpublic Group                  331,500         9,657
   Limited                            628,100         8,743
   Masco                              475,800         9,959
   McGraw-Hill                        145,100         8,198
                                                   --------
                                                     70,558
                                                   --------
CONSUMER STAPLES (5.6%)
   Clorox                             260,500        10,295
   Kimberly-Clark                     302,400        17,591
   PepsiCo                            165,200         8,034
   Walt Disney                        392,700         8,038
                                                   --------
                                                     43,958
                                                   --------
ENERGY (12.6%)
   Anadarko Petroleum                 168,300         8,735
   BP ADR                             453,600        20,035
   Conoco, Cl B                       678,984        18,584
   Diamond Offshore Drilling          304,700         8,440

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
   Exxon Mobil                        674,800      $ 25,238
   Phillips Petroleum                 315,300        17,540
                                                   --------
                                                     98,572
                                                   --------
FINANCE (20.5%)
   Allstate                           295,800        10,128
   AMBAC Financial Group              145,600         8,165
   American Express                   267,200         8,794
   American International Group       111,804         9,213
   Amsouth Bancorporation             429,868         7,875
   Bank of America                    129,200         7,930
   Chubb                              246,000        17,235
   Citigroup                          554,600        26,565
   FleetBoston Financial              335,647        12,335
   Jefferson-Pilot                    177,600         7,903
   JP Morgan Chase                    309,225        11,664
   Keycorp                            239,800         5,491
   Morgan Stanley Dean Witter         176,100         9,774
   PNC Financial Services Group       197,900        11,468
   Torchmark                          157,000         6,194
                                                   --------
                                                    160,734
                                                   --------
HEALTH CARE (7.1%)
   Becton Dickinson                   462,000        15,648
   Merck                              125,900         8,530
   Pharmacia                          427,994        19,003
   Schering-Plough                    341,400        12,198
                                                   --------
                                                     55,379
                                                   --------
TECHNOLOGY (5.5%)
   Avnet                              177,200         4,208
   Electronic Data Systems             54,300         3,759
   Hewlett-Packard                    468,800        10,309
   Koninklijke Philips Electronics    639,900        17,322
   PerkinElmer                        286,700         7,947
                                                   --------
                                                     43,545
                                                   --------
UTILITIES (5.8%)
   Allegheny Energy                    33,800         1,178
   El Paso                            156,227         6,952
   FirstEnergy                        213,600         7,215
   FPL Group                          132,900         7,363
   PPL                                257,200         9,149
   Scana                              240,817         6,507
   Williams                           276,500         7,388
                                                   --------
                                                     45,752
                                                   --------
Total Common Stock
     (Cost $692,058)                                731,959
                                                   --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001



VALUE INCOME STOCK FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.5%)
   UBS Warburg
     2.100%, dated 11/30/01, matures
     12/03/01, repurchase price
     $51,221,593 (collateralized by
     U.S. Government obligation: total
     market value $52,239,290) (C)    $51,213      $ 51,213
                                                   --------
Total Repurchase Agreement
     (Cost $51,213)                                  51,213
                                                   --------
Total Investments (99.8%)
   (Cost $743,271)                                  783,172
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.2%)              1,209
                                                   --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 60,056,067 outstanding shares
   of beneficial interest                           738,911
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 7,092,372 outstanding shares
   of beneficial interest                            90,806
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 5,535,400 outstanding shares
   of beneficial interest                           100,061
Undistributed net investment income                   1,342
Accumulated net realized loss
   on investments                                  (186,640)
Net unrealized appreciation on investments           39,901
                                                   --------
Total Net Assets (100.0%)                          $784,381
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $10.81
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $10.77
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.77 / 96.25%)                 $11.19
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $10.66
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VANTAGE FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (48.7%)
COMMUNICATION SERVICES (1.3%)
   McData, Cl B*                        1,197       $    30
                                                    -------
COMPUTER SOFTWARE (1.7%)
   Cirrus Logic*                        2,989            40
                                                    -------
CONSUMER CYCLICALS (11.5%)
   Barnes & Noble*                        350            11
   Bed Bath & Beyond*                     207             7
   Best Buy*                              494            35
   Dal-Tile International*              2,261            49
   Michaels Stores*                     1,407            42
   Pier 1 Imports                       1,901            28
   Tiffany                                525            15
   Williams-Sonoma*                       550            21
   Zale*                                1,554            55
                                                    -------
                                                        263
                                                    -------
ENERGY (3.1%)
   GlobalSantaFe                        1,162            28
   Nabors Industries*                   1,351            42
                                                    -------
                                                         70
                                                    -------
FINANCE (5.2%)
   MGIC Investment                        469            27
   PMI Group                              441            28
   USA Education                          161            14
   WP Stewart                           1,439            35
   XL Capital, Cl A                       151            14
                                                    -------
                                                        118
                                                    -------
HEALTH CARE (4.4%)
   Amgen*                                 207            14
   Forest Laboratories*                   189            13
   Genzyme - General Division*            350            19
   Guidant*                               833            41
   Neurocrine Biosciences*                291            14
                                                    -------
                                                        101
                                                    -------
REAL ESTATE INVESTMENT TRUSTS (5.7%)
   Prime Hospitality*                   5,369            54
   Public Storage                       1,215            41
   Shurgard Storage Centers,
     Cl A                               1,155            35
                                                    -------
                                                        130
                                                    -------
SERVICES (1.6%)
   Robert Half International*             784            21
   Spherion*                            1,642            15
                                                    -------
                                                         36
                                                    -------

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (14.2%)
   Affiliated Computer Services,
     Cl A*                                291       $    27
   BEA Systems*                         2,363            40
   Compaq Computer                      4,914            50
   Microtune*                             350             8
   Photon Dynamics*                     1,173            46
   SAP ADR                                350            11
   Thomson Multimedia  ADR              2,412            66
   Tibco Software*                      2,240            28
   Zoran*                               1,418            49
                                                    -------
                                                        325
                                                    -------
Total Common Stock
     (Cost $1,116)                                    1,113
                                                    -------

OTHER INVESTMENT COMPANY (2.3%)
   Korea Fund                           4,302            53
                                                    -------
Total Other Investment Company
     (Cost $53)                                          53
                                                    -------
Total Investments (51.0%)
   (Cost $1,169)                                      1,166
                                                    =======

SECURITIES SOLD SHORT (-28.4%)
BASIC MATERIALS (-3.3%)
   CSX                                   (403)          (15)
   International Paper                   (760)          (30)
   Phelps Dodge                          (434)          (16)
   Weyerhaeuser                          (287)          (15)
                                                    -------
                                                        (76)
                                                    -------
CAPITAL GOODS (-1.3%)
   National Service Industries         (1,792)          (29)
                                                    -------
COMMUNICATION SERVICES (-2.0%)
   Clear Channel Communications          (490)          (23)
   DDI                                 (1,397)          (15)
   Hispanic Broadcasting               (1,019)          (22)
                                                    -------
                                                        (60)
                                                    -------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001                          (UNAUDITED)



VANTAGE FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (-5.7%)
   DR Horton                             (900)        $ (30)
   New York Times, Cl A                  (518)          (19)
   Ryland Group                          (392)          (24)
   Scripps, Cl A                         (242)          (15)
   Sears Roebuck                         (833)          (38)
   Tribune                               (350)          (13)
                                                    -------
                                                       (139)
                                                    -------
CONSUMER STAPLES (-2.4%)
   Campbell Soup                         (385)          (11)
   HJ Heinz                              (294)          (11)
   Sara Lee                              (497)          (11)
   Starbucks                           (1,225)          (22)
                                                    -------
                                                        (55)
                                                    -------
FINANCE (-3.0%)
   Chubb                                 (175)          (12)
   Golden West Financial                 (560)          (29)
   Nationwide Financial Services         (403)          (15)
   Washington Mutual                     (910)          (29)
   Watts Industries, Cl A                (948)          (13)
                                                    -------
                                                        (98)
                                                    -------
HEALTH CARE (-1.9%)
   Medtronic                             (578)          (27)
   Pfizer                                (354)          (16)
                                                    -------
                                                        (43)
                                                    -------
SERVICE (-1.0%)
   Omnicom Group                         (259)          (22)
                                                    -------
TECHNOLOGY (-7.8%)
   Applied Materials                     (949)          (38)
   Intel                                 (956)          (31)
   Motorola                            (1,271)          (21)
   Nokia Oyj ADR                         (903)          (21)
   Nortel Networks                     (4,347)          (34)
   Siebel Systems                      (1,533)          (34)
   Texas Instruments                     (714)          (23)
                                                    -------
                                                       (202)
                                                    -------
Total Securities Sold Short
     (Cost $-722)                                   $  (724)
                                                    =======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 39.

--------------------------------------------------------------------------------


                          KEY TO ABBREVIATIONS USED IN
                        THE STATEMENTS OF NET ASSETS AND
                            SCHEDULES OF INVESTMENTS

ADR      American Depository Receipt
Cl       Class
CV       Convertible Security
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association
MTN      Medium Term Note
RNC      Risparmio Non-Convertible
Ser      Series
*        Non-income producing security
(A) Zero Coupon Bond. The rate reported is the effective yield at time of purchase.
(B)      Private Placement Security
(C)      Tri-Party Repurchase Agreement
(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see Notes to the Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       This page left intentionally blank

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS NOVEMBER 30, 2001                           (UNAUDITED)


                                                             --------------   -------------   -------------   ------------  -------
                                                               INFORMATION    INTERNATIONAL   INTERNATIONAL      MID CAP
                                                             AND TECHNOLOGY      EQUITY       EQUITY INDEX    VALUE EQUITY  VANTAGE
                                                                  FUND            FUND            FUND            FUND       FUND
                                                             --------------   -------------   -------------   ------------  -------
Assets:
   Investments at Market Value (Cost $57,268, $192,735,
       $252,335, $0 and $1,169, respectively) ..............    $ 68,365         $178,804        $210,268        $   --     $1,166
   Cash ....................................................          --           18,214           5,806            --         --
   Foreign Currency (Cost $0, $2,856, $940, $0 and $0,
       respectively) .......................................          --            2,886             952            --        --
   Receivable for Investment Securities Sold ...............       9,714            2,775          16,234         6,590        647
   Deposits with Brokers for Securities Sold Short -- Note 2           --               --              --            --         75
   Receivable for Portfolio Shares Purchased ...............          43            2,542           4,793            --      2,289
   Accrued Income ..........................................           8              316             251            --         --
   Other Assets ............................................          --              591             754            --         --
                                                                --------         --------        --------        ------     ------
   Total Assets ............................................      78,130          206,128         239,058         6,590      4,177
                                                                --------         --------        --------        ------     ------
Liabilities:
   Securities sold short, at Value (Proceeds $-722)-- Note 2          --               --              --            --        724
   Payable for Investment Securities Purchased .............       3,504            1,341          20,623            --      1,169
   Accrued Expenses ........................................         108              315             324            --         --
   Payable for Portfolio Shares Redeemed ...................         214           14,241           5,882            --         --
   Payable to Custodian Bank ...............................         732               --              --            --         --
   Other Liabilities .......................................          --               45              59            --         --
                                                                --------         --------        --------
   Total Liabilities .......................................       4,558           15,942          26,888            --      1,893
                                                                --------         --------        --------        ------     ------
   Total Net Assets ........................................    $ 73,572         $190,186        $212,170        $6,590     $2,284
                                                                ========         ========        ========        ======     ======

Net Assets:
   Fund shares of the Trust Shares (unlimited authorization--
     no par value) based on 5,400,059, 18,612,982, 20,656,889
     658,980 and 228,910 outstanding shares of beneficial
     interest, respectively ................................    $103,951         $219,090        $280,876        $6,387     $2,289
   Fund shares of the Investor Shares (unlimited authorization--
     no par value) based on 0, 1,842,226, 897,183, 0, and 0
     outstanding shares of beneficial interest, respectively          --           17,437           7,500            --         --
   Fund shares of the Flex Shares (unlimited authorization--
     no par value) based on 1,549,931, 999,621, 605,678, 20,310, and 0 outstanding shares of beneficial interest,
     respectively ..........................................      31,005           13,558           7,383           203         --
   Accumulated net investment loss .........................        (430)            (389)           (506)           --         --
   Accumulated net realized loss on investments ............     (72,051)         (45,590)        (41,017)           --         --
   Net unrealized appreciation (depreciation) on investments      11,097          (13,931)        (42,067)           --         (5)
   Net unrealized appreciation on foreign currency
     and translation of other assets and liabilities in
     foreign currency investments ..........................          --               11               1            --         --
                                                                --------         --------        --------        ------     ------
   Total Net Assets ........................................    $ 73,572         $190,186        $212,170        $6,590     $2,284
                                                                ========         ========        ========        ======     ======
Net Asset Value, Offering and Redemption Price
    Per Share -- Trust Shares ..............................      $10.63            $8.89           $9.59        $10.00      $9.98
                                                                  ======            =====           =====        ======      =====
Net Asset Value and Redemption Price
    Per Share -- Investor Shares ...........................         N/A            $8.82           $9.46           N/A        N/A
                                                                  ======            =====           =====        ======      =====
Maximum Offering Price Per Share -- Investor Shares
    ($8.82 / 96.25%, $9.46 / 96.25%, respectively) .........         N/A            $9.16           $9.83           N/A        N/A
                                                                  ======            =====           =====        ======      =====
Net Asset Value, Offering and Redemption Price
   Per Share -- Flex Shares (1) ............................      $10.42            $8.41           $9.33        $10.00        N/A
                                                                  ======            =====           =====        ======      =====

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

Amounts designated as "--" are either $0 or have been rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001

                                                                                                                     CAPITAL
                                                                                              BALANCED            APPRECIATION
                                                                                                FUND                  FUND
                                                                                           --------------        --------------
Income:
   Dividend Income ..........................................................................  $   488              $  4,656
   Interest Income ..........................................................................    3,781                   407
   Less: Foreign Taxes Withheld .............................................................       (1)                  (10)
                                                                                               -------              --------
   Total Income .............................................................................    4,268                 5,053
                                                                                               -------              --------
Expenses:
   Investment Advisory Fees .................................................................    1,382                 8,046
   Administrator Fees .......................................................................      101                   486
   Transfer Agent Fees -- Trust Shares ......................................................       10                    10
   Transfer Agent Fees -- Investor Shares ...................................................       10                    64
   Transfer Agent Fees -- Flex Shares .......................................................       40                    68
   Transfer Agent Out of Pocket Expenses ....................................................        7                    36
   Printing Fees ............................................................................        7                    35
   Custody Fees .............................................................................        3                    17
   Professional Fees ........................................................................        6                    28
   Trustee Fees .............................................................................        1                     7
   Registration Fees ........................................................................        4                    19
   Distribution Fees -- Investor Shares .....................................................       11                   628
   Distribution Fees -- Flex Shares .........................................................      344                   527
   Insurance and Other Fees .................................................................        1                    10
                                                                                               -------              --------
   Total Expenses ...........................................................................    1,927                 9,981
                                                                                               -------              --------
   Less:Investment Advisory Fees Waived .....................................................      (41)                 (140)
         Distribution Fees Waived-- Investor Shares .........................................       (8)                  (83)
         Distribution Fees Waived-- Flex Shares .............................................      (13)                   --
                                                                                               -------              --------
   Net Expenses .............................................................................    1,865                 9,758
                                                                                               -------              --------
   Net Investment Income (Loss) .............................................................    2,403                (4,705)
                                                                                               -------              --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ..............................................    1,837                (9,046)
   Net Realized Gain (Loss) on Foreign Currency Transactions ................................       --                    --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
       Translation of Other Assets and Liabilities in Foreign Currency ......................       --                    --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......................   (6,278)              (75,500)
                                                                                               -------              --------
   Total Net Realized and Unrealized Loss on Investments ....................................   (4,441)              (84,546)
                                                                                               -------              --------
   Net Decrease in Net Assets from Operations ...............................................  $(2,038)             $(89,251)
                                                                                               =======              ========
Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


       GROWTH AND            INFORMATION AND        INTERNATIONAL        INTERNATIONAL           LIFE VISION
         INCOME                TECHNOLOGY              EQUITY               EQUITY             AGGRESSIVE GROWTH
          FUND                    FUND                  FUND              INDEX FUND                 FUND
       ----------            --------------         -------------        -------------         -----------------
        $  7,265                 $     79             $  1,883             $  1,486                  $    48
             139                       61                    6                    3                       --
              (9)                      --                  (99)                (120)                      --
        --------                 --------             --------             --------                  -------
           7,395                      140                1,790                1,369                       48
        --------                 --------             --------             --------                  -------

           4,189                      444                1,228                  974                       28
             323                       28                   68                   75                        8
               9                        8                    9                    9                        8
              24                       34                   12                    9                       --
              61                        2                   16                   11                       --
              24                        2                    6                    6                        1
              23                        2                    5                    5                        1
              12                        1                  133                  153                       --
              19                        2                    3                    4                       --
               5                       --                    1                    1                       --
              13                        2                    3                    3                       --
              48                       --                    2                   --                       --
             394                       84                   21                   12                       --
               6                      (12)                   6                    5                        1
        --------                 --------             --------             --------                  -------
           5,150                      597                1,513                1,267                       47
        --------                 --------             --------             --------                  -------
              --                       --                   --                  (93)                     (19)
             (36)                      --                   --                   --                       --
             (85)                     (27)                  --                   --                       --
        --------                 --------             --------             --------                  -------
           5,029                      570                1,513                1,174                       28
        --------                 --------             --------             --------                  -------
           2,366                     (430)                 277                  195                       20
        --------                 --------             --------             --------                  -------

         (10,775)                 (31,858)             (24,426)             (18,208)                    (645)
              --                       --                  109                  (90)                      --
              --                       --                  157                   (3)                      --
         (56,961)                   9,016               (2,837)             (15,927)                    (917)
        --------                 --------             --------             --------                  -------
         (67,736)                 (22,842)             (26,997)             (34,228)                  (1,562)
        --------                 --------             --------             --------                  -------
        $(65,370)                $(23,272)            $(26,720)            $(34,033)                 $(1,542)
        ========                 ========             ========             ========                  =======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001


                                                                         LIFE VISION         LIFE VISION           MID-CAP
                                                                      GROWTH AND INCOME        MODERATE            EQUITY
                                                                            FUND              GROWTH FUND           FUND
                                                                       ----------------      ------------          -------
Income:
   Dividend Income .................................................    $    316             $    791            $     467
   Interest Income .................................................          --                   --                  614
   Less: Foreign Tax Withheld ......................................          --                   --                   (3)
                                                                         -------              -------              -------
   Total Income ....................................................         316                  791                1,078
                                                                         -------              -------              -------
Expenses:
   Investment Advisory Fees ........................................          54                   97                1,054
   Administrator Fees ..............................................          15                   27                   63
   Transfer Agent Fees -- Trust Shares .............................           9                    9                    9
   Transfer Agent Fees -- Investor Shares ..........................          --                   --                   13
   Transfer Agent Fees -- Flex Shares ..............................          --                   --                   16
   Transfer Agent Out of Pocket Expenses ...........................           1                    2                    5
   Printing Fees ...................................................           1                    2                    5
   Custody Fees ....................................................           1                    1                    2
   Professional Fees ...............................................           1                    1                    2
   Trustee Fees ....................................................          --                   --                    1
   Registration Fees ...............................................           1                    1                    4
   Distribution Fees -- Investor Shares ............................          --                   --                   24
   Distribution Fees -- Flex Shares ................................          --                   --                   64
   Insurance and Other Fees ........................................          --                    1                   --
                                                                         -------              -------              -------
   Total Expenses ..................................................          83                  141                1,262
                                                                         -------              -------              -------
   Less: Investment Advisory Fees Waived ...........................         (29)                 (44)                 (23)
         Distribution Fees Waived -- Investor Shares ...............          --                   --                  (11)
         Distribution Fees Waived -- Flex Shares ...................          --                   --                  (12)
                                                                         -------              -------              -------
   Net Expenses ....................................................          54                   97                1,216
                                                                         -------              -------              -------
   Net Investment Income (Loss) ....................................         262                  694                 (138)
                                                                         -------              -------              -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .....................      (1,409)              (2,070)              (2,457)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ................................................        (649)                (105)              (3,481)
                                                                         -------              -------              -------

   Total Net Realized and Unrealized Gain (Loss) on Investments ....      (2,058)              (2,175)              (5,938)
                                                                         -------              -------              -------
   Net Increase (Decrease) in Net Assets from Operations ...........     $(1,796)             $(1,481)             $(6,076)
                                                                         =======              =======              =======

(1) The Mid-Cap Value Equity Fund commenced operations on November 30, 2001.
(2) The Vantage Fund commenced operations on November 29, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


             MID CAP          SMALL CAP          SMALL CAP      TAX SENSITIVE       VALUE
          VALUE EQUITY      GROWTH STOCK       VALUE EQUITY      GROWTH STOCK    INCOME STOCK        VANTAGE
            FUND (1)            FUND               FUND              FUND            FUND           FUND (2)
          ------------      ------------       ------------     -------------    ------------       --------

              $--           $    653            $3,820          $  3,255         $  7,114              $--
               --                117               692               139              860               --
               --                 --                (5)               --              (23)              --
              ---           --------            ------          --------         --------              ---
               --                770             4,507             3,394            7,951               --
              ---           --------            ------          --------         --------              ---

               --              3,182             2,536             3,388            3,197               --
               --                192               153               205              277               --
               --                 12                 9                 9               10               --
               --                 19                --                --               36               --
               --                 21                20               128               50               --
               --                 14                11                15               22               --
               --                 14                11                15               20               --
               --                  7                 6                 7               10               --
               --                 11                 9                12               16               --
               --                  3                 2                 3                4               --
               --                  7                 6                 8               11               --
               --                 65                --                --              130               --
               --                122                65             1,023              305               --
               --                  3                 2                 3                9               --
              ---           --------            ------          --------         --------              ---
               --              3,672             2,830             4,816            4,097               --
              ---           --------            ------          --------         --------              ---
               --                 --                --                --               --               --
               --                (36)               --                --              (13)              --
               --                (12)              (15)              (58)             (11)              --
              ---           --------            ------          --------         --------              ---
               --              3,624             2,815             4,758            4,073               --
              ---           --------            ------          --------         --------              ---
               --             (2,854)            1,692            (1,364)           3,878               --
              ---           --------            ------          --------         --------              ---

               --             (5,990)            4,399           (36,651)          17,632               --

               --            (42,691)            2,940           (22,595)         (77,595)              (5)
              ---           --------            ------          --------         --------              ---

               --            (48,681)            7,339           (59,246)         (59,963)              (5)
              ---           --------            ------          --------         --------              ---
              $--           $(51,535)           $9,031          $(60,610)        $(56,085)             $(5)
              ===           ========            ======          ========         ========              ===




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2001


                                                                                                               CAPITAL
                                                                      BALANCED FUND                      APPRECIATION FUND
                                                                ------------------------           --------------------------
                                                                06/01/01-      06/01/00-             06/01/01-     06/01/00-
                                                                11/30/01       05/31/01              11/30/01      05/31/01
                                                                ---------      ---------           ------------   -----------


Operations:
  Net Investment Income (Loss) ...............................  $   2,403        $ 5,810            $    (4,705)  $    (6,991)
  Net Realized Gain (Loss) on Securities Sold ................      1,837          7,461                 (9,046)      102,081
  Net Realized Gain (Loss) on Foreign Currency Transactions ..         --             --                     --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ..........................         --             --                     --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...........................................     (6,278)        (3,904)               (75,500)     (148,100)
                                                                 --------      ---------             ----------    ----------
  Increase (Decrease) in Net Assets from Operations ..........     (2,038)         9,367                (89,251)      (53,010)
                                                                 --------      ---------             ----------    ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .............................................     (2,103)        (5,165)                    --            --
    Investor Shares ..........................................        (63)          (180)                    --            --
    Flex Shares ..............................................       (330)          (821)                    --            --
  Capital Gains:
    Trust Shares .............................................         --         (4,937)                    --      (186,922)
    Investor Shares ..........................................         --           (191)                    --       (39,562)
    Flex Shares ..............................................         --         (1,368)                    --       (20,425)
                                                                 --------      ---------             ----------    ----------
  Total Distributions ........................................     (2,496)       (12,662)                    --      (246,909)
                                                                 --------      ---------             ----------    ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............................     35,312         55,417                213,578       244,831
    Shares Issued in Connection with Fund Reorganizations ....         --             --                     --       228,414
    Reinvestment of Cash Distributions .......................      2,046          9,950                     --       173,461
    Cost of Shares Repurchased ...............................    (23,983)       (77,211)              (192,022)     (539,484)
                                                                 --------      ---------             ----------    ----------
Increase (Decrease) in Net Assets From Trust Share
       Transactions ..........................................     13,375        (11,844)                21,556       107,222
                                                                 --------      ---------             ----------    ----------
  Investor Shares:
    Proceeds from Shares Issued ..............................        680            459                  3,311         6,569
    Reinvestment of Cash Distributions .......................         62            366                     --        38,862
    Cost of Shares Repurchased ...............................       (723)        (2,529)               (12,004)      (45,950)
                                                                 --------      ---------             ----------    ----------
Increase (Decrease) in Net Assets From Investor Share
      Transactions ...........................................         19         (1,704)                (8,693)         (519)
                                                                 --------      ---------             ----------    ----------
  Flex Shares:
    Proceeds from Shares Issued ..............................     10,524         21,023                 11,658        19,049
    Shares Issued in Connection with Fund Reorganizations ....         --             --                     --         5,868
    Reinvestment of Cash Distributions .......................        311          2,109                     --        20,065
    Cost of Shares Repurchased ...............................     (7,523)       (18,898)               (11,743)      (35,295)
                                                                 --------      ---------             ----------    ----------
 Increase (Decrease) in Net Assets From Flex Share
      Transactions ...........................................      3,312          4,234                    (85)        9,687
                                                                 --------      ---------             ----------    ----------
    Increase (Decrease) in Net Assets From Share
      Transactions ...........................................     16,706         (9,314)                12,778       116,390
                                                                 --------      ---------             ----------    ----------
      Total Increase (Decrease) in Net Assets ................     12,172        (12,609)               (76,473)     (183,529)
                                                                 --------      ---------             ----------    ----------
Net Assets:
  Beginning of Period ........................................    284,974        297,583              1,492,978     1,676,507
                                                                 --------      ---------             ----------    ----------
  End of Period ..............................................   $297,146      $ 284,974             $1,416,505    $1,492,978
                                                                 ========      =========             ==========    ==========

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL
             GROWTH AND                           INFORMATION AND TECHNOLOGY                       EQUITY
             INCOME FUND                                     FUND                                   FUND
   -----------------------------              -------------------------------          --------------------------------
    06/01/01-          06/01/00-               06/01/01-            06/01/00-           06/01/01-             06/01/00-
    11/30/01           05/31/01                11/30/01             05/31/01            11/30/01              05/31/01
   ----------          ---------              ----------            ---------          ----------             ---------

   $   2,366           $  4,188               $    (430)             $   (904)          $     277             $  1,191
     (10,775)              (705)                (31,858)              (31,392)            (24,426)             (11,441)
          --                 --                      --                    --                 109                 (517)


          --                 --                      --                    --                 157                 (600)

     (56,961)            (3,199)                  9,016                 5,519              (2,837)             (17,398)
    --------           --------               ---------              --------           ---------             --------
     (65,370)               284                 (23,272)              (26,777)            (26,720)             (28,765)
    --------           --------               ---------              --------           ---------             --------


      (1,489)            (4,781)                     --                    --                  --                 (877)
         (35)              (150)                     --                    --                  --                   --
          --                 --                      --                    --                  --                   --

          --            (24,395)                     --                    --                  --              (23,931)
          --             (1,167)                     --                    --                  --                 (847)
          --             (1,712)                     --                    --                  --                 (902)
    --------           --------               ---------              --------           ---------             --------
      (1,524)           (32,205)                     --                    --                  --              (26,557)
    --------           --------               ---------              --------           ---------             --------


      53,963            243,507                   6,003                41,035              17,221               53,266
          --                 --                      --                    --                  --                   --
         559             20,958                      --                    --                  --               21,730
     (78,993)          (253,423)                (17,000)              (39,461)            (34,254)            (114,255)
    --------           --------               ---------              --------           ---------             --------

     (24,471)            11,042                 (10,997)                1,574             (17,033)             (39,259)
    --------           --------               ---------              --------           ---------             --------

       3,570              5,435                      --                    --             172,778               35,555
          31              1,186                      --                    --                  --                  807
      (3,535)            (7,839)                     --                    --            (163,883)             (37,661)
    --------           --------               ---------              --------           ---------             --------

          66             (1,218)                     --                    --               8,895               (1,299)
    --------           --------               ---------              --------           ---------             --------

      16,070             32,257                   1,374                14,430               2,853                6,441
          --                 --                      --                    --                  --                   --
          --              1,665                      --                    --                  --                  886
      (7,316)           (15,848)                 (2,682)               (6,704)             (1,211)              (8,498)
    --------           --------               ---------              --------           ---------             --------

       8,754             18,074                  (1,308)                7,726               1,642               (1,171)
    --------           --------               ---------              --------           ---------             --------

     (15,651)            27,898                 (12,305)                9,300              (6,496)             (41,729)
    --------           --------               ---------              --------           ---------             --------
     (82,545)            (4,023)                (35,577)              (17,477)            (33,216)             (97,051)
    --------           --------               ---------              --------           ---------             --------

     986,214            990,237                 109,149               126,626             223,402              320,453
    --------           --------               ---------              --------           ---------             --------
    $903,669           $986,214               $  73,572              $109,149           $ 190,186             $223,402
    ========           ========               =========              ========           =========             ========





  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2001


                                                                            INTERNATIONAL                     LIFE VISION
                                                                               EQUITY                         AGGRESSIVE
                                                                             INDEX FUND                       GROWTH FUND
                                                                     ---------------------------       --------------------------
                                                                     06/01/01-         06/01/00-       06/01/01-        06/01/00-
                                                                     11/30/01          05/31/01        11/30/01         05/31/01
                                                                     ---------         ---------       ---------        ---------
Operations:
  Net Investment Income (Loss) ....................................  $    195          $  1,146        $     20           $  212
  Capital Gain Received from Investments ..........................        --                --              --              165
  Net Realized Gain (Loss) on Investments .........................   (18,208)          (22,415)           (645)           1,870
  Net Realized Loss on Foreign Currency Transactions ..............       (90)             (347)             --               --
  Net Change in Unrealized Depreciation on Foreign Currency
    and Translation of Other Assets and Liabilities in
    Foreign Currency ..............................................        (3)              (19)             --               --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ................................................   (15,927)          (40,574)           (917)          (1,422)
                                                                     --------          --------         -------          -------
  Increase (Decrease) in Net Assets from Operations ...............   (34,033)          (62,239)         (1,542)             825
                                                                     --------          --------         -------          -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..................................................        --            (1,603)            (24)            (220)
    Investor Shares ...............................................        --                --              --               --
    Flex Shares ...................................................        --                --              --               --
  Capital Gains:
    Trust Shares ..................................................        --            (2,188)             --           (2,504)
    Investor Shares ...............................................        --               (28)             --               --
    Flex Shares ...................................................        --               (45)             --               --
                                                                     --------          --------         -------          -------
  Total Distributions .............................................        --            (3,864)            (24)          (2,724)
                                                                     --------          --------         -------          -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...................................    21,704            92,148           6,408           14,367
    Reinvestment of Cash Distributions ............................        --             2,830              24            2,711
    Cost of Shares Repurchased ....................................   (27,391)         (134,833)         (4,612)          (9,655)
                                                                     --------          --------         -------          -------
Increase (Decrease) in Net Assets From Trust Share
  Transactions ....................................................    (5,687)          (39,855)          1,820            7,423
                                                                     --------          --------         -------          -------
  Investor Shares:
    Proceeds from Shares Issued ...................................    63,151            19,493              --               --
    Reinvestment of Cash Distributions ............................        --                26              --               --
    Cost of Shares Repurchased ....................................   (57,876)          (19,943)             --               --
                                                                     --------          --------         -------          -------
Increase (Decrease) in Net Assets From Investor Share
    Transactions ..................................................     5,275              (424)             --               --
                                                                     --------          --------         -------          -------
  Flex Shares:
    Proceeds from Shares Issued ...................................     3,005             6,535              --               --
    Reinvestment of Cash Distributions ............................        --                43              --               --
    Cost of Shares Repurchased ....................................    (1,434)           (6,421)             --               --
                                                                     --------          --------         -------          -------
Increase in Net Assets From Flex Share
    Transactions ..................................................     1,571               157              --               --
                                                                     --------          --------         -------          -------
   Increase (Decrease) in Net Assets From Share
      Transactions ................................................     1,159           (40,122)          1,820            7,423
                                                                     --------          --------         -------          -------

      Total Increase (Decrease) in Net Assets .....................   (32,874)         (106,225)            254            5,524
                                                                     --------          --------         -------          -------
Net Assets:
  Beginning of Period .............................................   245,044           351,269          23,936           18,412
                                                                     --------          --------         -------          -------
  End of Period ...................................................  $212,170          $245,044         $24,190          $23,936
                                                                     ========          ========         =======          =======


(1) See Note 7 in the Notes to Financial Statements for additional information

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                  LIFE VISION                      LIFE VISION                 MID-CAP EQUITY
            GROWTH AND INCOME FUND            MODERATE GROWTH FUND                  FUND
          -------------------------        --------------------------   ---------------------------
          06/01/01-       06/01/00-         06/01/01-       06/01/00-   06/01/01-         06/01/00-
          11/30/01        05/31/01          11/30/01        05/31/01    11/30/01          05/31/01
          ---------       ---------        ----------     -----------   ---------        ----------

          $   262        $   913           $   694        $  2,256      $   (138)        $    (708)
               --            298                --             490            --                --
           (1,409)           412            (2,070)          3,951        (2,457)            6,260
               --             --                --              --            --                --

               --             --                --              --            --                --

             (649)           421              (105)         (3,417)       (3,481)          (21,026)
          -------        -------           -------        --------      --------         ---------
           (1,796)         2,044            (1,481)          3,280        (6,076)          (15,474)
          -------        -------           -------        --------      --------         ---------


             (275)          (921)             (742)         (2,323)           --                --
               --             --                --              --            --                --
               --             --                --              --            --                --

               --         (1,868)               --          (6,675)           --           (36,018)
               --             --                --              --            --            (2,597)
               --             --                --              --            --            (2,609)
          -------        -------           -------        --------      --------         ---------
             (275)        (2,789)             (742)         (8,998)           --           (41,224)
          -------        -------           -------        --------      --------         ---------


           18,644         24,159            21,284          61,628       106,191           117,778
              274          2,775               731           8,988            --            32,369
           (4,533)       (19,112)           (8,430)        (61,091)      (83,304)         (151,284)
          -------        -------           -------        --------      --------         ---------

           14,385          7,822            13,585           9,525        22,887            (1,137)
          -------        -------           -------        --------      --------         ---------

               --             --                --              --         4,007             6,611
               --             --                --              --            --             2,556
               --             --                --              --        (4,959)           (7,751)
          -------        -------           -------        --------      --------         ---------

               --             --                --              --          (952)            1,416
          -------        -------           -------        --------      --------         ---------

               --             --                --              --         1,982             5,097
               --             --                --              --            --             2,582
               --             --                --              --        (1,184)           (5,569)
          -------        -------           -------        --------      --------         ---------

               --             --                --              --           798             2,110
          -------        -------           -------        --------      --------         ---------

           14,385          7,822            13,585           9,525        22,733             2,389
          -------        -------           -------        --------      --------         ---------

           12,314          7,077            11,362           3,807        16,657           (54,309)
          -------        -------           -------        --------      --------         ---------

           37,550         30,473            73,429          69,622       181,337           235,646
          -------        -------           -------        --------      --------         ---------
          $49,864        $37,550           $84,791        $ 73,429      $197,994         $ 181,337
          =======        =======           =======        ========      ========         =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2001


                                                                                 MID CAP                     SMALL CAP
                                                                               VALUE EQUITY                    GROWTH
                                                                                   FUND                      STOCK FUND
                                                                               ------------          ---------------------------
                                                                                 11/30/01*-          06/01/01-         06/01/00-
                                                                                 11/30/01            11/30/01          05/31/01
                                                                                 ---------           ---------         ---------
Operations:
  Net Investment Income (Loss) ...............................................    $   --           $   (2,854)         $ (5,471)
  Net Realized Gain (Loss) on Securities Sold ................................        --               (5,990)           27,514
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...........................................................        --              (42,691)           19,085
                                                                                  ------             --------          --------
  Increase (Decrease) in Net Assets from Operations ..........................        --              (51,535)           41,128
                                                                                  ------             --------          --------
Distributions to Shareholders:
  Net Investment Income:
      Trust Shares ...........................................................        --                   --                --
      Investor Shares ........................................................        --                   --                --
      Flex Shares ............................................................        --                   --                --
  Capital Gains:
      Trust Shares ...........................................................        --                   --           (36,059)
      Investor Shares ........................................................        --                   --            (2,634)
      Flex Shares ............................................................        --                   --            (1,955)
                                                                                  ------             --------          --------
  Total Distributions ........................................................        --                   --           (40,648)
                                                                                  ------             --------          --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............................................     6,387               97,700           147,538
    Reinvestment of Cash Distributions .......................................        --                   --            31,468
    Cost of Shares Repurchased ...............................................        --              (42,741)         (102,290)
                                                                                  ------             --------          --------
Increase (Decrease) in Net Assets From Trust Share
  Transactions ...............................................................     6,398               54,959            76,716
                                                                                  ------             --------          --------
  Investor Shares:
    Proceeds from Shares Issued ..............................................        --                4,217             6,093
    Reinvestment of Cash Distributions .......................................        --                   --             2,440
    Cost of Shares Repurchased ...............................................        --               (5,421)          (19,670)
                                                                                  ------             --------          --------
Decrease in Net Assets From Investor Share
  Transactions ...............................................................        --               (1,204)          (11,137)
                                                                                  ------             --------          --------
  Flex Shares:
    Proceeds from Shares Issued ..............................................       203                2,559             8,615
    Reinvestment of Cash Distributions .......................................        --                   --             1,935
    Cost of Shares Repurchased ...............................................        --               (2,944)           (6,449)
                                                                                  ------             --------          --------
Increase (Decrease) in Net Assets From Flex Share
  Transactions ...............................................................       203                 (385)            4,101
                                                                                  ------             --------          --------
   Increase (Decrease) in Net Assets From Share
       Transactions .........................................................      6,590               53,370            69,680
                                                                                  ------             --------          --------
       Total Increase (Decrease) in Net Assets ...............................     6,590                1,835            70,160
                                                                                  ------             --------          --------
Net Assets:
    Beginning of Period ......................................................        --              564,731           494,571
                                                                                  ------             --------          --------
    End of Period ............................................................    $6,590             $566,566          $564,731
                                                                                  ======             ========          ========
(1) See Note 7 in the financial statements for additional information
*Commencement of Operations.

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                              TAX SENSITIVE
           SMALL CAP VALUE                        GROWTH                         VALUE INCOME                VANTAGE
              EQUITY FUND                       STOCK FUND                        STOCK FUND                   FUND
     --------------------------          --------------------------       ----------------------------      ----------
     06/01/01-        06/01/00-          06/01/01-       06/01/00-        06/01/01-         06/01/00-       11/29/01*-
     11/30/01         05/31/01           11/30/01        05/31/01         11/30/01          05/31/01        11/30/01
     ---------        ---------          ---------       ----------       ---------         ----------      ----------

     $  1,692         $  4,447           $  (1,364)      $   (3,912)        $  3,878        $   14,150        $     --
        4,399             (981)            (36,651)        (151,967)          17,632           (34,203)             --

        2,940           75,340             (22,595)         (36,773)         (77,595)          127,456              (5)
     --------         --------           ---------       ----------         --------        ----------        --------
        9,031           78,806             (60,610)        (192,652)         (56,085)          107,403              (5)
     --------         --------           ---------       ----------         --------        ----------        --------


       (2,505)          (3,821)                 --               --           (3,978)          (14,738)             --
           --               --                  --               --             (332)           (1,369)             --
          (15)             (48)                 --               --              (21)             (564)             --

           --               --                  --               --               --                --              --
           --               --                  --               --               --                --              --
           --               --                  --               --               --                --              --
     --------         --------           ---------       ----------         --------        ----------        --------
       (2,520)          (3,869)                 --               --           (4,331)          (16,671)             --
     --------         --------           ---------       ----------         --------        ----------        --------


       83,815          198,095              10,528          111,167           78,658           164,924           2,289
        1,459            3,024                  --               --            3,421            13,019              --
      (56,204)         (83,742)            (85,235)        (231,337)         (88,048)         (469,678)             --
     --------         --------           ---------       ----------         --------        ----------        --------

       29,070          117,377             (74,707)        (120,170)          (5,969)         (291,735)          2,289
     --------         --------           ---------       ----------         --------        ----------        --------

           --               --                  --               --            1,192             2,039              --
           --               --                  --               --              320             1,326              --
           --               --                  --               --           (4,792)          (31,203)             --
     --------         --------           ---------       ----------         --------        ----------        --------

           --               --                  --               --           (3,280)          (27,838)             --
     --------         --------           ---------       ----------         --------        ----------        --------

        4,318            3,356              10,051           77,445            3,418             4,891              --
           15               47                  --               --               21               552              --
       (1,041)          (3,320)            (29,156)         (71,590)          (5,714)          (30,819)             --
     --------         --------           ---------       ----------         --------        ----------        --------

        3,292               83             (19,105)           5,855           (2,275)          (25,376)             --
     --------         --------           ---------       ----------         --------        ----------        --------

       32,362          117,460             (93,812)        (114,315)         (11,524)         (344,949)          2,289
     --------         --------           ---------       ----------         --------        ----------        --------
       38,873          192,397            (154,422)        (306,967)         (71,940)         (254,217)          2,284
     --------         --------           ---------       ----------         --------        ----------        --------

      413,067          220,670             693,807        1,000,774          856,321         1,110,538              --
     --------         --------           ---------       ----------         --------        ----------        --------
     $451,940         $413,067           $ 539,385       $  693,807         $784,381        $  856,321        $  2,284
     ========         ========           =========       ==========         ========        ==========        ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                NET ASSET                           NET REALIZED AND   DISTRIBUTIONS
                                   VALUE              NET           UNREALIZED GAINS     FROM NET    DISTRIBUTIONS      NET ASSET
                                 BEGINNING         INVESTMENT           (LOSSES)        INVESTMENT   FROM REALIZED      VALUE END
                                 OF PERIOD        INCOME (LOSS)     ON INVESTMENTS        INCOME     CAPITAL GAINS      OF PERIOD
                                ----------        ------------     -----------------   ------------  -------------      ---------
BALANCED FUND
Trust Shares
           2001*                   $13.18           $ 0.12             $(0.20)           $(0.13)        $   --           $12.97
           2001                     13.37             0.30               0.12             (0.31)         (0.30)           13.18
           2000                     13.26             0.32               0.33             (0.30)         (0.24)           13.37
           1999                     13.09             0.28               1.09             (0.28)         (0.92)           13.26
           1998                     11.94             0.31               2.19             (0.32)         (1.03)           13.09
           1997                     11.55             0.33               1.47             (0.32)         (1.09)           11.94
Investor Shares
           2001*                   $13.24           $ 0.10             $(0.21)           $(0.10)        $   --           $13.03
           2001                     13.43             0.27               0.11             (0.27)         (0.30)           13.24
           2000                     13.32             0.29               0.31             (0.25)         (0.24)           13.43
           1999                     13.14             0.24               1.10             (0.24)         (0.92)           13.32
           1998                     11.99             0.28               2.19             (0.29)         (1.03)           13.14
           1997                     11.60             0.29               1.48             (0.29)         (1.09)           11.99
Flex Shares
           2001*                   $13.07           $ 0.05             $(0.20)           $(0.06)        $   --           $12.86
           2001                     13.27             0.16               0.11             (0.17)         (0.30)           13.07
           2000                     13.17             0.17               0.33             (0.16)         (0.24)           13.27
           1999                     13.02             0.16               1.07             (0.16)         (0.92)           13.17
           1998                     11.90             0.20               2.16             (0.21)         (1.03)           13.02
           1997                     11.53             0.22               1.45             (0.21)         (1.09)           11.90
CAPITAL APPRECIATION FUND
Trust Shares
           2001*                   $13.89           $(0.03)            $(0.78)           $   --         $   --           $13.08
           2001                     17.12            (0.05)             (0.38)               --          (2.80)           13.89
           2000                     16.62             0.02               1.40                --          (0.92)           17.12
           1999                     16.48             0.05               2.70             (0.06)         (2.55)           16.62
           1998                     15.09             0.09               3.96             (0.09)         (2.57)           16.48
           1997                     14.90             0.12               3.13             (0.12)         (2.94)           15.09
Investor Shares
           2001*                   $13.59           $(0.09)            $(0.75)           $   --         $   --           $12.75
           2001                     16.91            (0.14)             (0.38)               --          (2.80)           13.59
           2000                     16.53            (0.11)              1.41                --          (0.92)           16.91
           1999                     16.43            (0.05)              2.70                --          (2.55)           16.53
           1998                     15.06            (0.01)              3.95                --          (2.57)           16.43
           1997                     14.89             0.03               3.10             (0.02)         (2.94)           15.06
Flex Shares
           2001*                   $13.09           $(0.10)            $(0.73)           $   --         $   --           $12.26
           2001                     16.45            (0.16)             (0.40)               --          (2.80)           13.09
           2000                     16.18            (0.24)              1.43                --          (0.92)           16.45
           1999                     16.22            (0.09)              2.60                --          (2.55)           16.18
           1998                     14.96            (0.04)              3.87                --          (2.57)           16.22
           1997                     14.84            (0.01)              3.07                --          (2.94)           14.96
GROWTH AND INCOME FUND (A)
Trust Shares
           2001*                   $15.05           $ 0.04             $(1.03)           $(0.03)        $   --           $14.03
           2001                     15.53             0.07              (0.04)            (0.08)         (0.43)           15.05
           2000                     16.09             0.11               0.55             (0.10)         (1.12)           15.53
           1999(1)                  15.10             0.04               1.97             (0.02)         (1.00)           16.09
  For the years ended November 30:
           1998                     16.55             0.09               1.64             (0.09)         (3.09)           15.10
           1997                     13.39             0.14               3.24             (0.15)         (0.07)           16.55
           1996                     11.60             0.17               2.38             (0.17)         (0.59)           13.39
Investor Shares
           2001*                   $15.17           $ 0.03             $(1.04)           $(0.01)        $   --           $14.15
           2001                     15.65             0.04              (0.04)            (0.05)         (0.43)           15.17
           2000                     16.21             0.09               0.55             (0.08)         (1.12)           15.65
           1999(1)                  15.21             0.04               1.99             (0.03)         (1.00)           16.21
  For the years ended November 30:
           1998                     16.64             0.10               1.66             (0.10)         (3.09)           15.21
           1997                     13.47             0.13               3.25             (0.14)         (0.07)           16.64
           1996                     11.66             0.17               2.39             (0.16)         (0.59)           13.47
Flex Shares
           2001*                   $14.96          $ (0.01)            $(1.04)           $   --         $   --           $13.91
           2001                     15.49            (0.05)             (0.05)               --          (0.43)           14.96
           2000                     16.10               --               0.51                --          (1.12)           15.49
           1999(1)                  15.14            (0.01)              1.97                --          (1.00)           16.10
  For the years ended November 30:
           1998                     16.59            (0.01)              1.64                --          (3.08)           15.14
           1997                     13.44             0.04               3.23             (0.05)         (0.07)           16.59
           1996                     11.64             0.09               2.38             (0.08)         (0.59)           13.44



 *  For the six month period ended November 30, 2001. All ratios for the period have been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 +  Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

--------------------------------------------------------------------------------


                                                                                                       RATIO OF
                                                                                  RATIO OF          NET INVESTMENT
                                                             RATIO OF            EXPENSES TO       INCOME (LOSS) TO
                       NET ASSETS         RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS      PORTFOLIO
         TOTAL           END OF         EXPENSES TO       INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS      TURNOVER
        RETURN+       PERIOD (000)   AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)       RATE
       --------       ------------   ------------------  ------------------  ------------------   -------------------     ---------

        (0.58)%       $  219,446            1.02%               1.91%               1.05%                1.88%               45%
         3.24            209,316            1.01                2.24                1.05                 2.20                99
         5.02            223,634            0.97                2.39                1.07                 2.29               182
        10.98            251,752            0.97                2.19                1.06                 2.10               179
        22.15            188,465            0.96                2.51                1.08                 2.39               154
        16.66            151,358            0.95                2.89                1.08                 2.76               197

        (0.74)%       $    7,732            1.33%               1.60%               1.58%                1.35%               45%
         2.91              7,834            1.32                1.93                1.54                 1.71                99
         4.66              9,627            1.27                2.07                1.51                 1.83               182
        10.70             14,962            1.27                1.89                1.43                 1.73               179
        21.72              8,313            1.26                2.21                1.59                 1.88               154
        16.27              6,012            1.25                2.58                1.64                 2.19               197

        (1.12)%      $    69,968            2.09%               0.85%               2.16%                0.78%               45%
         2.11             67,824            2.07                1.18                2.15                 1.10                99
         3.88             64,322            2.03                1.33                2.18                 1.18               182
         9.84             73,526            2.03                1.13                2.15                 1.01               179
        20.85             27,625            2.02                1.41                2.23                 1.20               154
        15.40              6,067            2.01                1.84                2.45                 1.40               197


        (5.83)%       $1,130,006            1.22%              (0.50)%              1.24%               (0.52)%              43%
        (3.74)         1,177,933            1.21               (0.29)               1.24                (0.32)               75
         8.98          1,296,927            1.17                0.10                1.26                 0.01               129
        17.83          1,966,842            1.17                0.29                1.26                 0.20               147
        29.51          1,532,587            1.16                0.61                1.27                 0.50               194
        24.66          1,085,128            1.15                0.83                1.25                 0.73               141

        (6.18)%      $   181,318            1.88%              (1.16)%              1.99%               (1.27)%              43%
        (4.38)           202,548            1.86               (0.94)               1.98                (1.06)               75
         8.29            251,421            1.82               (0.55)               1.98                (0.71)              129
        17.20            311,120            1.82               (0.30)               1.96                (0.44)              147
        28.71            271,044            1.81               (0.03)               2.01                (0.23)              194
        23.74            218,660            1.80                0.19                2.02                (0.03)              141

        (6.34)%      $   105,181            2.35%              (1.63)%              2.37%               (1.65)%              43%
        (4.79)           112,497            2.33               (1.41)               2.39                (1.47)               75
         7.77            128,159            2.29               (1.03)               2.39                (1.13)              129
        16.50            162,100            2.29               (0.86)               2.38                (0.95)              147
        28.12            106,670            2.26               (0.46)               2.37                (0.57)              194
        23.24             36,753            2.27               (0.29)               2.43                (0.45)              141


        (6.59)%      $   784,650            0.99%               0.59%               0.99%                0.59%               35%
         0.11            867,664            0.99                0.49                0.99                 0.49                73
         4.11            885,109            1.01                0.76                1.01                 0.76                53
        14.24            634,279            1.14                0.49                1.43                 0.20                31

        13.64            577,042            1.03                0.63                1.21                 0.45                71
        25.41            590,824            1.02                0.92                1.17                 0.77               100
        22.68            553,648            1.02                1.38                1.17                 1.23                82

        (6.63)%      $    37,551            1.18%               0.41%               1.37%                0.22%               35%
        (0.07)            40,174            1.18                0.30                1.35                 0.13                73
         3.92             42,666            1.18                0.58                1.31                 0.45                53
        14.31             36,958            1.08                0.54                1.17                 0.45                31

        13.69             34,434            1.03                0.63                1.18                 0.48                71
        25.42             28,112            1.03                0.89                1.18                 0.74               100
        22.63             17,997            1.03                1.35                1.18                 1.20                82

        (7.02)%       $   81,468            1.93%              (0.33)%              2.14%               (0.54)%              35%
        (0.77)            78,376            1.93               (0.45)               2.14                (0.66)               73
         3.11             62,462            1.93               (0.14)               2.18                (0.39)               53
        13.85             35,163            1.83               (0.21)               1.97                (0.35)               31

        12.78             25,656            1.78               (0.13)               2.03                (0.38)               71
        24.63             13,269            1.73                0.15                2.09                (0.20)              100
        21.81              5,131            1.68                0.71                2.03                 0.36                82



(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund
    Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEARS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                 NET ASSET                       NET REALIZED AND    DISTRIBUTIONS
                                   VALUE             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS     NET ASSET
                                 BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED     VALUE END
                                 OF PERIOD      INCOME (LOSS)     ON INVESTMENTS        INCOME        CAPITAL GAINS     OF PERIOD
                                 ---------      ------------    -----------------    ------------     -------------     ---------
INFORMATION & TECHNOLOGY FUND
Trust Shares
           2001*                  $13.34           $(0.07)            $(2.64)           $   --           $   --          $10.63
           2001                    15.87            (0.08)             (2.45)               --               --           13.34
           2000(1)                 10.00            (0.04)              5.91                --               --           15.87
Flex Shares
           2001*                  $13.15           $(0.12)            $(2.61)           $   --           $   --          $10.42
           2001                    15.81            (0.22)             (2.44)               --               --           13.15
           2000(2)                 18.20            (0.07)             (2.32)               --               --           15.81
INTERNATIONAL EQUITY FUND
Trust Shares
           2001*                  $10.19           $   --             $(1.30)           $   --           $   --          $ 8.89
           2001                    12.56               --              (1.22)            (0.04)           (1.11)          10.19
           2000                    12.97            (0.10)              1.42             (0.07)           (1.66)          12.56
           1999                    15.00               --              (1.14)            (0.05)           (0.84)          12.97
           1998                    13.63             0.04               2.69             (0.04)           (1.32)          15.00
           1997                    11.40             0.03               2.57             (0.02)           (0.35)          13.63
Investor Shares
           2001*                  $10.11           $ 0.08             $(1.37)           $   --           $   --          $ 8.82
           2001                    12.47            (0.02)             (1.23)               --            (1.11)          10.11
           2000                    12.89            (0.11)              1.37             (0.02)           (1.66)          12.47
           1999                    14.92            (0.09)             (1.10)               --            (0.84)          12.89
           1998                    13.58             0.02               2.64                --            (1.32)          14.92
           1997                    11.38            (0.01)              2.56                --            (0.35)          13.58
Flex Shares
           2001*                  $ 9.68           $ 0.10             $(1.37)           $   --           $   --          $ 8.41
           2001                    12.06            (0.16)             (1.11)               --            (1.11)           9.68
           2000                    12.58            (0.32)              1.46                --            (1.66)          12.06
           1999                    14.68            (0.29)             (0.97)               --            (0.84)          12.58
           1998                    13.47             0.07               2.46                --            (1.32)          14.68
           1997                    11.37            (0.04)              2.49                --            (0.35)          13.47
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           2001*                  $11.18           $ 0.01             $(1.60)           $   --           $   --          $ 9.59
           2001                    13.97             0.06              (2.69)            (0.07)           (0.09)          11.18
           2000                    11.82             0.16               2.13             (0.03)           (0.11)          13.97
           1999                    13.31             0.09               0.85             (0.24)           (2.19)          11.82
           1998                    11.34             0.11               2.65             (0.11)           (0.68)          13.31
           1997                    10.96             0.10               0.69             (0.11)           (0.30)          11.34
Investor Shares
           2001*                  $11.05           $ 0.27             $(1.86)           $   --           $   --          $ 9.46
           2001                    13.80            (0.01)             (2.65)               --            (0.09)          11.05
           2000                    11.70            (0.11)              2.32                --            (0.11)          13.80
           1999                    13.20            (0.11)              0.98             (0.18)           (2.19)          11.70
           1998                    11.26             0.16               2.53             (0.07)           (0.68)          13.20
           1997                    10.88             0.03               0.72             (0.07)           (0.30)          11.26
Flex Shares
           2001*                  $10.93           $ 0.01             $(1.61)           $   --           $   --          $ 9.33
           2001                    13.74            (0.06)             (2.66)               --            (0.09)          10.93
           2000                    11.73             0.08               2.04                --            (0.11)          13.74
           1999                    13.17            (0.15)              0.94             (0.04)           (2.19)          11.73
           1998                    11.24             0.17               2.44                --            (0.68)          13.17
           1997                    10.87            (0.05)              0.72                --            (0.30)          11.24



  * For the six month period ended November 30, 2001. All ratios for the period have been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 +  Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on September 30, 1999. All ratios for the period have been annualized.
(2) Commenced operations on January 24, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                                                                                                       RATIO OF
                                                                                 RATIO OF            NET INVESTMENT
                                                         RATIO OF               EXPENSES TO         INCOME (LOSS) TO
                    NET ASSETS         RATIO OF        NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS  PORTFOLIO
     TOTAL            END OF         EXPENSES TO      INCOME (LOSS) TO       (EXCLUDING WAIVERS     (EXCLUDING WAIVERS  TURNOVER
    RETURN+        PERIOD (000)   AVERAGE NET ASSETS  AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
   ---------       ------------   ------------------  ------------------    ------------------     -------------------  ---------


     (20.31)%      $    57,415           1.19%            (0.84)%                  1.19%                (0.84)%            587%
     (15.94)            87,045           1.20             (0.45)                   1.21                 (0.46)             750
      58.70            106,425           1.20             (0.54)                   1.34                 (0.68)             250

     (20.76)%      $    16,157           2.25%            (1.90)%                  2.57%                (2.22)%            587%
     (16.82)            22,104           2.25             (1.50)                   2.45                 (1.70)             750
     (13.13)            20,201           2.25             (1.65)                   2.40                 (1.80)             250


     (12.76)%      $   165,531           1.49%             0.34%                   1.49%                 0.34%              57%
     (10.79)           208,120           1.45              0.50                    1.45                  0.50               68
      10.58            299,100           1.48              0.59                    1.48                  0.59              179
      (7.43)           573,255           1.47              0.68                    1.52                  0.63              161
      21.87            628,870           1.47              0.61                    1.48                  0.60              108
      23.29            489,325           1.46              0.51                    1.51                  0.46              139

     (12.76)%       $   16,253           1.79%            (0.08)%                  1.79%                (0.08)%             57%
     (11.13)             7,517           1.79              0.18                    1.97                    --               68
      10.15             10,462           1.83              0.33                    1.95                  0.21              179
      (7.82)            14,145           1.83              0.30                    1.93                  0.20              161
      21.39             17,383           1.82              0.24                    1.91                  0.15              108
      22.85             10,674           1.81              0.18                    2.05                 (0.06)             139

     (13.12)%        $   8,402           2.53%            (0.71)%                  2.53%                (0.71)%             57%
     (11.71)             7,765           2.48             (0.51)                   2.57                 (0.60)              68
       9.38             10,891           2.53             (0.38)                   2.74                 (0.59)             179
      (8.48)            17,103           2.53             (0.40)                   2.82                 (0.69)             161
      20.54             21,164           2.52             (0.46)                   2.58                 (0.52)             108
      21.98              8,375           2.51             (0.27)                   3.03                 (0.79)             139


     (14.22)%      $   198,034           1.06%             0.21%                   1.14%                 0.13%              15%
     (18.90)           236,862           1.06              0.40                    1.09                  0.37               13
      19.36            340,853           1.07              0.83                    1.18                  0.72                9
       7.87             74,616           1.07              0.69                    1.17                  0.59               32
      25.82             56,200           1.06              0.88                    1.18                  0.76                1
       7.48             53,516           1.05              0.71                    1.15                  0.61                2

     (14.39)%        $   8,483           1.47%            (0.26)%                  2.02%                (0.81)%             15%
     (19.31)             3,451           1.46              0.05                    1.83                 (0.32)              13
      18.86              4,563           1.47              0.07                    1.79                 (0.25)               9
       7.33              4,909           1.47              0.25                    1.71                  0.01               32
      25.25              7,141           1.46              0.50                    1.84                  0.12                1
       7.12              5,592           1.45              0.28                    1.88                 (0.15)               2

     (14.64)%       $    5,653           2.14%            (0.88)%                  2.64%                (1.38)%             15%
     (19.84)             4,731           2.10             (0.61)                   2.15                 (0.66)              13
      18.04              5,853           2.12             (0.36)                   2.61                 (0.85)               9
       6.68              1,465           2.12             (0.30)                   2.92                 (1.10)              32
      24.50              1,469           2.11             (0.03)                   3.52                 (1.44)               1
       6.41                900           2.10             (0.39)                   3.69                 (1.98)               2





                          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                                                                                         55


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND
THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED    VALUE END
                                OF PERIOD      INCOME (LOSS)     ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD
                            --------------     -------------   -----------------   ---------------  --------------   -------------
LIFE VISION AGGRESSIVE GROWTH FUND (A)
Trust Shares
           2001*                  $10.31           $ 0.01             $(0.71)           $(0.01)          $   --          $ 9.60
           2001                    11.61             0.11               0.23             (0.12)           (1.52)          10.31
           2000                    11.31             0.05               0.74             (0.05)           (0.44)          11.61
           1999(1)                 11.32             0.02               1.13             (0.01)           (1.15)          11.31
  For the years ended November 30:
           1998                    10.65             0.03               0.67             (0.03)              --           11.32
           1997(2)                 10.00             0.03               0.65             (0.03)              --           10.65
LIFE VISION GROWTH AND INCOME FUND (A)
Trust Shares
           2001*                  $10.42           $ 0.06             $(0.49)           $(0.07)          $   --          $ 9.92
           2001                    10.50             0.24               0.40             (0.25)           (0.47)          10.42
           2000                    10.33             0.07               0.52             (0.17)           (0.25)          10.50
           1999(1)                 11.06             0.08               0.69             (0.06)           (1.44)          10.33
  For the years ended November 30:
           1998                    10.51             0.18               0.56             (0.18)           (0.01)          11.06
           1997(2)                 10.00             0.09               0.51             (0.09)              --           10.51
LIFE VISION MODERATE GROWTH FUND (A)
Trust Shares
           2001*                  $ 9.73           $ 0.09             $(0.33)           $(0.10)          $   --          $ 9.39
           2001                    10.61             0.32               0.20             (0.34)           (1.06)           9.73
           2000                    10.80             0.33               0.13             (0.21)           (0.44)          10.61
           1999(1)                 11.01             0.11               0.56             (0.09)           (0.79)          10.80
  For the years ended November 30:
           1998                    10.46             0.24               0.58             (0.24)           (0.03)          11.01
           1997(2)                 10.00             0.12               0.45             (0.11)              --           10.46
MID-CAP EQUITY FUND
Trust Shares
           2001*                  $10.95           $(0.01)            $(0.36)           $   --           $   --          $10.58
           2001                    14.10            (0.03)             (0.61)               --            (2.51)          10.95
           2000                    12.68            (0.04)              2.32                --            (0.86)          14.10
           1999                    13.79             0.01               0.07                --            (1.19)          12.68
           1998                    13.21               --               2.54                --            (1.96)          13.79
           1997                    12.76             0.03               1.69             (0.05)           (1.22)          13.21
Investor Shares
           2001*                  $10.64           $(0.05)            $(0.33)           $   --           $   --          $10.26
           2001                    13.82            (0.05)             (0.62)               --            (2.51)          10.64
           2000                    12.50            (0.19)              2.37                --            (0.86)          13.82
           1999                    13.67            (0.06)              0.08                --            (1.19)          12.50
           1998                    13.17            (0.03)              2.49                --            (1.96)          13.67
           1997                    12.74            (0.03)              1.69             (0.01)           (1.22)          13.17
Flex Shares
           2001*                  $10.14           $(0.02)            $(0.38)           $   --           $   --          $ 9.74
           2001                    13.35            (0.07)             (0.63)               --            (2.51)          10.14
           2000                    12.17            (0.22)              2.26                --            (0.86)          13.35
           1999                    13.42            (0.14)              0.08                --            (1.19)          12.17
           1998                    13.04            (0.04)              2.38                --            (1.96)          13.42
           1997                    12.69            (0.07)              1.64                --            (1.22)          13.04
MID CAP VALUE EQUITY FUND
Trust Shares
           2001(3)*               $10.00           $   --             $   --            $   --           $   --          $10.00
Flex Shares
           2001(3)*               $10.00           $   --             $   --            $   --           $   --          $10.00
SMALL CAP GROWTH STOCK FUND
Trust Shares
           2001*                  $18.37           $(0.07)            $(1.45)           $   --           $   --          $16.85
           2001                    18.30            (0.18)              1.71                --            (1.46)          18.37
           2000                    14.55            (0.08)              4.02                --            (0.19)          18.30
           1999(4)                 10.00            (0.05)              4.62                --            (0.02)          14.55
Investor Shares
           2001*                  $18.26           $(0.18)            $(1.35)           $   --           $   --          $16.73
           2001                    18.27            (0.59)              2.04                --            (1.46)          18.26
           2000(5)                 16.46            (0.07)              1.88                --               --           18.27
Flex Shares
           2001*                  $17.85           $(0.18)            $(1.37)           $   --           $   --          $16.30
           2001                    18.00            (0.25)              1.56                --            (1.46)          17.85
           2000                    14.46            (0.04)              3.77                --            (0.19)          18.00
           1999(4)                 10.00            (0.19)              4.67                --            (0.02)          14.46



  * For the six month period ended November 30, 2001. All ratios for the period have been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 +  Returns are for the period indicated and have not been annualized.  Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999.  All ratios for the period have been annualized.
(2) Commenced operations on June 30, 1997.  All ratios for the period have been annualized.
(3) Commenced operations on November 30, 2001.  All ratios for the period have been annualized.
(4) Commenced operations on October 8, 1998.  All ratios for the period have been annualized.


56


-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                     RATIO OF
                                                                          RATIO OF                 NET INVESTMENT
                               RATIO OF           RATIO OF               EXPENSES TO              INCOME (LOSS) TO
               NET ASSETS     EXPENSES TO       NET INVESTMENT        AVERAGE NET ASSETS         AVERAGE NET ASSETS      PORTFOLIO
   TOTAL         END OF       AVERAGE NET      INCOME (LOSS) TO       (EXCLUDING WAIVERS         (EXCLUDING WAIVERS      TURNOVER
  RETURN+     PERIOD (000)       ASSETS       AVERAGE NET ASSETS      AND REIMBURSEMENTS)        AND REIMBURSEMENTS)       RATE
 --------     -------------   -----------    -------------------      -------------------        ------------------     ----------

   (6.78)%     $  24,190        0.25%             0.17%                    0.41%                         0.01%              57%
    3.07          23,936        0.25              1.05                     0.43                          0.87              202
    7.25          18,412        0.25              0.48                     0.44                          0.29              183
   10.99          18,699        0.27              0.28                     0.63                         (0.08)              33

    6.53          16,230        0.25              0.23                     0.66                         (0.18)              75
    6.82          13,712        0.25              0.72                     0.73                          0.24               34


   (4.12)%     $  49,864        0.25%             1.22%                    0.39%                         1.09%              70%
    6.31          37,550        0.25              2.41                     0.39                          2.27              286
    5.81          30,473        0.25              1.77                     0.42                          1.60              189
    7.75          21,950        0.27              1.38                     0.60                          1.05               40

    7.12          19,042        0.25              1.68                     0.59                          1.34               57
    5.97          22,521        0.25              2.11                     0.59                          1.77               25


   (2.47)%     $  84,791        0.25%             1.78%                    0.36%                         1.67%              76%
    5.28          73,429        0.25              3.04                     0.37                          2.92              247
    4.46          69,622        0.25              2.19                     0.37                          2.07              151
    6.35          88,188        0.27              1.90                     0.42                          1.75               48

    7.90          93,211        0.25              2.21                     0.42                          2.04               52
    5.70          89,442        0.25              2.66                     0.42                          2.49               43


   (3.38)%      $173,823        1.23%            (0.05)%                   1.25%                        (0.07)%             38%
   (6.92)        156,111        1.21             (0.24)                    1.25                         (0.28)             100
   19.10         206,545        1.17                --                     1.25                         (0.08)             131
    1.61         254,055        1.17             (0.47)                    1.28                         (0.58)              76
   21.14         337,825        1.16             (0.29)                    1.27                         (0.40)             129
   14.23         287,370        1.15              0.23                     1.26                          0.12              152

   (3.57)%      $ 10,985        1.67%            (0.50)%                   1.90%                        (0.73)%             38%
   (7.34)         12,316        1.66             (0.69)                    1.86                         (0.89)             100
   18.55          14,513        1.62             (0.43)                    1.81                         (0.62)             131
    1.17          19,230        1.62             (0.90)                    1.76                         (1.04)              76
   20.56          24,930        1.61             (0.75)                    1.84                         (0.98)             129
   13.76          20,245        1.60             (0.21)                    1.85                         (0.46)             152

   (3.94)%      $ 13,186        2.27%            (1.09)%                   2.49%                        (1.31)%             38%
   (7.88)         12,910        2.26             (1.29)                    2.46                         (1.49)             100
   17.87          14,588        2.22             (1.05)                    2.44                         (1.27)             131
    0.56          15,804        2.22             (1.52)                    2.48                         (1.78)              76
   19.80          19,042        2.21             (1.37)                    2.47                         (1.63)             129
   13.06          10,120        2.20             (0.85)                    2.58                         (1.23)             152


     --%        $  6,387          --%               --%                      --%                           --%              --%

     --%        $    203          --%               --%                      --%                           --%              --%


   (8.27)%      $517,003        1.25%            (0.97)%                   1.25%                        (0.97)%             58%
    8.33         508,857        1.24             (0.95)                    1.25                         (0.96)             112
   27.24         431,478        1.20             (0.86)                    1.23                         (0.89)             110
   45.70         152,290        1.20             (0.48)                    1.49                         (0.77)              75

   (8.38)%      $ 25,405        1.61%            (1.33)%                   1.89%                        (1.61)%             58%
    7.89          28,933        1.60             (1.33)                    1.87                         (1.60)             112
   11.00          39,865        1.55             (1.26)                    1.79                         (1.50)             110

   (8.68)%      $ 24,158        2.31%            (2.03)%                   2.41%                        (2.13)%             58%
    7.19          26,941        2.29             (2.01)                    2.39                         (2.11)             112
   25.95          23,228        2.25             (1.92)                    2.42                         (2.09)             110
   44.78           6,158        2.25             (1.50)                    3.19                         (2.44)              75




(5) Commenced operations on December 12, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Life Vision Maximum Growth,
    CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced
    Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income, and
    Life Vision Moderate Growth Funds, respectively. The CrestFund Life Vision
    Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life
    Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED    VALUE END
                                OF PERIOD      INCOME (LOSS)     ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD
                               ----------      -------------    ----------------    -------------    -------------    ------------
SMALL CAP VALUE EQUITY FUND
Trust Shares
           2001*                  $12.21           $ 0.05              $0.24            $(0.07)          $   --          $12.43
           2001                     9.13             0.17               3.07             (0.16)              --           12.21
           2000                     9.70             0.13              (0.59)            (0.11)              --            9.13
           1999                    12.88             0.13              (2.57)            (0.13)           (0.61)           9.70
           1998                    11.07             0.14               2.41             (0.12)           (0.62)          12.88
           1997(1)                 10.00             0.05               1.04             (0.02)              --           11.07
Flex Shares
           2001*                  $12.15           $   --              $0.24            $(0.02)          $   --          $12.37
           2001                     9.10             0.07               3.04             (0.06)              --           12.15
           2000                     9.65               --              (0.54)            (0.01)              --            9.10
           1999                    12.80             0.01              (2.53)            (0.02)           (0.61)           9.65
           1998(2)                 11.28             0.03               2.17             (0.06)           (0.62)          12.80
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           2001*                  $26.74           $(0.01)            $(2.33)           $   --           $   --          $24.40
           2001                    33.10            (0.03)             (6.33)               --               --           26.74
           2000                    29.96             0.02               3.12                --               --           33.10
           1999(3)                 25.61             0.02               4.34             (0.01)              --           29.96
Flex Shares
           2001*                  $26.10           $(0.20)            $(2.21)           $   --           $   --          $23.69
           2001                    32.65            (0.36)             (6.19)               --               --           26.10
           2000                    29.85            (0.16)              2.96                --               --           32.65
           1999(4)                 25.52            (0.04)              4.37                --               --           29.85
VALUE INCOME STOCK FUND
Trust Shares
           2001*                  $11.61           $ 0.06             $(0.79)           $(0.07)          $   --          $10.81
           2001                    10.38             0.19               1.24             (0.20)              --           11.61
           2000                    12.85             0.23              (1.49)            (0.22)           (0.99)          10.38
           1999                    13.90             0.24               1.02             (0.24)           (2.07)          12.85
           1998                    13.71             0.26               2.62             (0.27)           (2.42)          13.90
           1997                    13.15             0.30               2.32             (0.30)           (1.76)          13.71
Investor Shares
           2001*                  $11.58           $ 0.04             $(0.80)           $(0.05)          $   --          $10.77
           2001                    10.35             0.14               1.25             (0.16)              --           11.58
           2000                    12.81             0.19              (1.48)            (0.18)           (0.99)          10.35
           1999                    13.87             0.19               1.02             (0.20)           (2.07)          12.81
           1998                    13.68             0.20               2.62             (0.21)           (2.42)          13.87
           1997                    13.13             0.25               2.32             (0.26)           (1.76)          13.68
Flex Shares
           2001*                  $11.46           $(0.01)            $(0.79)           $   --           $   --          $10.66
           2001                    10.24             0.04               1.26             (0.08)              --           11.46
           2000                    12.68             0.08              (1.44)            (0.09)           (0.99)          10.24
           1999                    13.75             0.10               1.01             (0.11)           (2.07)          12.68
           1998                    13.61             0.12               2.57             (0.13)           (2.42)          13.75
           1997                    13.08             0.18               2.29             (0.18)           (1.76)          13.61
VANTAGE FUND
Trust Shares
           2001*(5)               $10.00           $(0.01)            $(0.01)           $   --           $   --          $ 9.98




 *  For the six month period ended November 30, 2001. All ratios for the period have been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 +  Returns are for the period indicated and have not been annualized.  Total return figures do not include applicable sales loads.
(1) Commenced operations on January 31, 1997.  All ratios for the period have been annualized.
(2) Commenced operations on June 5, 1997.  All ratios for the period have been annualized.
(3) Commenced operations on December 11, 1998.  All ratios for the period have been annualized.
(4) Commenced operations on December 15, 1998.  All ratios for the period have been annualized.
(5) Commenced operations on November 29, 2001.  All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.




-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                    RATIO OF
                                                                             RATIO OF            NET INVESTMENT
                                                        RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                 NET ASSETS         RATIO OF         NET INVESTMENT     AVERAGE NET ASSETS     AVERAGE NET ASSETS        PORTFOLIO
   TOTAL           END OF          EXPENSES TO      INCOME (LOSS) TO    (EXCLUDING WAIVERS     (EXCLUDING WAIVERS        TURNOVER
  RETURN+       PERIOD (000)   AVERAGE NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)    AND REIMBURSEMENTS)         RATE
  --------   ---------------   ------------------  ------------------   ------------------     ------------------       -----------
     2.43%    $  437,255              1.25%               0.80%                1.25%                0.80%                21%
    35.90        401,900              1.25                1.72                 1.25                 1.72                 86
    (4.72)       212,074              1.22                1.31                 1.25                 1.28                 65
   (18.72)       301,984              1.22                1.27                 1.27                 1.22                 63
    23.59        390,841              1.21                1.07                 1.31                 0.97                 55
    10.97        131,049              1.20                1.86                 1.37                 1.69                 27

     1.94%    $   14,685              2.31%              (0.26)%               2.54%               (0.49)%               21%
    34.30         11,167              2.30                0.63                 2.66                 0.27                 86
    (5.65)         8,596              2.27                0.21                 2.56                (0.08)                65
   (19.52)        19,465              2.27                0.21                 2.55                (0.07)                63
    22.29         40,613              2.06                0.01                 2.35                (0.28)                55


    (8.75)%   $  346,591              1.25%              (0.09)%               1.25%               (0.09)%               31%
   (19.21)       460,311              1.24               (0.10)                1.25                (0.11)               103
    10.48        710,179              1.20                0.13                 1.26                 0.07                 30
    17.04        223,543              1.20                0.21                 1.34                 0.07                 18

    (9.23)%   $  192,794              2.31%              (1.15)%               2.37%               (1.21)%               31%
   (20.06)       233,496              2.30               (1.15)                2.34                (1.19)               103
     9.38        290,595              2.25               (0.91)                2.35                (1.01)                30
    16.97         75,875              2.25               (0.80)                2.48                (1.03)                18


    (6.30)%   $  648,943              0.90%               1.09%                0.90%                1.09%                30%
    14.09        704,842              0.90                1.70                 0.90                 1.70                 77
   (10.52)       921,797              0.89                2.02                 0.89                 2.02                 62
    11.13      1,589,951              0.92                1.91                 0.92                 1.91                 69
    23.10      1,725,418              0.92                1.85                 0.92                 1.85                 99
    22.18      1,488,062              0.91                2.40                 0.91                 2.40                105

    (6.59)%   $   76,405              1.28%               0.71%                1.31%                0.68%                30%
    13.63         85,584              1.28                1.31                 1.31                 1.28                 77
   (10.83)       104,178              1.28                1.64                 1.28                 1.64                 62
    10.71        194,312              1.28                1.55                 1.28                 1.55                 69
    22.71        210,591              1.27                1.47                 1.27                 1.47                 99
    21.69        165,999              1.30                2.01                 1.31                 2.00                105

    (6.95)%   $   59,033              2.02%              (0.03)%               2.05%               (0.06)%               30%
   (11.50)        84,563              2.02                0.91                 2.03                 0.90                 62
     9.91        167,000              2.02                0.81                 2.03                 0.80                 69
    21.76        180,530              2.01                0.78                 2.01                 0.78                 99
    20.91         73,466              2.00                1.33                 2.03                 1.30                105


    (0.20)%   $    2,284                --%                 --%                  --%                  --%                --%





     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-seven funds as of November 30, 2001: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund (formerly E-Commerce Opportunity Fund), the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds" or the "Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Retail Money Market Funds and Institutional Money Market Funds are not presented herein, but presented separately.

On February 20, 2001, the Board of Trustees of the STI Classic Funds approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Core Equity Fund in exchange for the issuance of shares in the Capital Appreciation Fund in a tax-free reorganization (see Note 9).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available, of which there are none as of November 30, 2001, are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, Capital Appreciation, Growth and Income, International Equity, International Equity Index, Mid-Cap Equity, Small Cap Growth Stock, and Value Income Stock Funds is equal to the net asset value per share plus a sales load of 3.75%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

     Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until the Funds close their short position or replaces the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001


     the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid each calendar quarter by the Equity Funds, except for the International Equity and the International Equity Index Funds. These Funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repur- chase agreements for the Trust. For its services the Distributor received $472,591 for the period ended November 30, 2001.

The Trust has also entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For its services SunTrust Robinson Humphrey received $550,684 for the period ended November 30, 2001.


4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution and Service Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".


5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., Trusco Capital Management and SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993, respectively.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc. (the "Investment Adviser").

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                                                  MAXIMUM
                                                                 FLEX SHARE
                                  MAXIMUM        MAXIMUM        DISTRIBUTION
                                   ANNUAL     INVESTOR SHARE         AND
                                ADVISORY FEE  DISTRIBUTION FEE   SERVICE FEE
                               ------------  ----------------- --------------
Balanced Fund .....................  0.95%         0.28%           1.00%
Capital Appreciation Fund .........  1.15%         0.68%           1.00%
Growth and Income Fund ............  0.90%         0.25%           1.00%
Information and Technology Fund ...  1.10%           --            1.00%
International Equity Fund .........  1.25%         0.33%           1.00%
International Equity Index Fund ...  0.90%         0.38%           1.00%
Life Vision Aggressive Growth Fund   0.25%           --              --
Life Vision Growth and Income Fund   0.25%           --              --
Life Vision Moderate Growth Fund ..  0.25%           --              --
Mid-Cap Equity Fund ...............  1.15%         0.43%           1.00%
Mid Cap Value Equity Fund .........  1.15%         0.43%           1.00%
Small Cap Growth Stock Fund .......  1.15%         0.50%           1.00%
Small Cap Value Equity Fund .......  1.15%           --            1.00%
Tax Sensitive Growth Stock Fund ...  1.15%           --            1.00%
Value Income Stock Fund ...........  0.80%         0.33%           1.00%
Vantage Fund ......................  0.80%           --              --

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)


The Investment Adviser and the Distributor have vol- untarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, acts as custodian for all the Funds except the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the custodians are paid on the basis of the net assets of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.


6. Investment Transactions:
The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the period ended November 30, 2001, were as follows:
                                         PURCHASES       SALES
                                           (000)         (000)
                                        ----------     ---------
Balanced Fund ........................   $ 96,602      $  87,486
Capital Appreciation Fund ............    601,973        598,992
Growth and Income Fund ...............    334,762        318,338
Information and Technology Fund ......    451,026        448,224
International Equity Fund ............    113,253        104,880
International Equity Index Fund ......     33,267         37,076
Life Vision Aggressive Growth Fund ...     12,849         14,641
Life Vision Growth and Income Fund ...     29,722         44,123
Life Vision Moderate Growth Fund .....     58,270         71,906
Mid-Cap Equity Fund ..................     65,103         84,149
Small Cap Growth Stock Fund ..........    316,724        369,893
Small Cap Value Equity Fund ..........     82,331        139,782
Tax Sensitive Growth Stock Fund ......    262,446        181,953
Value Income Stock Fund ..............    226,187        231,065

The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government securities for the Balanced Fund during the period ended November 30, 2001, were $30,741,623 and $29,083,773, respectively.

At November 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2001, were as follows:
                               AGGREGATE      AGGREGATE         NET
                                 GROSS          GROSS       UNREALIZED
                              UNREALIZED     UNREALIZED    APPRECIATION
                             APPRECIATION  (DEPRECIATION) (DEPRECIATION)
FUND                             (000)          (000)          (000)
----                         -------------  -------------  ---------------
Balanced Fund ................. $ 35,686    $    (7,550)    $    28,136
Capital Appreciation Fund .....  311,926        (56,468)        255,458
Growth and Income Fund ........  151,251        (31,990)        119,261
Information and Technology Fund   10,934         (2,760)          8,174
International Equity Fund .....  313,904       (734,442)       (420,538)
International Equity Index Fund  733,091     (2,648,822)     (1,915,731)
Life Vision Aggressive
   Growth Fund ................    1,309         (1,345)            (36)
Life Vision Growth and
   Income Fund ................    2,869         (1,344)          1,525
Life Vision Moderate Growth
    Fund ......................    5,105         (3,319)          1.786
Mid-Cap Equity Fund ..........    28,551        (20,178)          8,373
Small Cap Growth Stock Fund ..   112,444        (45,584)         66,860
Small Cap Value Equity Fund ..    63,349        (21,430)         41,919
Tax Sensitive Growth Stock Fund   89,252        (39,904)         49,348
Value Income Stock Fund ......    81,542        (42,213)         39,329
Vantage Fund .................         6            (11)             (5)

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001


7. Capital Share Transactions:

Capital Share Transactions for the Funds were as follows (000):


                                                                                          CAPITAL                 GROWTH AND
                                                                  BALANCED FUND       APPRECIATION FUND           INCOME FUND
                                                             ---------------------  ---------------------   ---------------------
                                                             06/01/01-   06/01/00-  06/01/01-   06/01/00-   06/01/01-   06/01/00-
                                                             11/30/01    05/31/01   11/30/01    05/31/01    11/30/01    05/31/01
                                                            ---------   ----------  ---------   ---------   ---------   ---------
Trust Shares:
  Shares Issued .........................................     2,765       4,141     16,624      15,774       3,789       15,726
  Shares Issued in Connection with Fund Reorganizations .        --          --         --      16,143          --           --
  Shares Issued in Lieu of Cash Distributions ...........       164         752         --      11,118          42        1,340
  Shares Redeemed .......................................    (1,886)     (5,741)   (15,010)    (33,979)     (5,582)     (16,409)
                                                             ------      ------    -------     -------      ------       ------
  Net Trust Share Transactions ..........................     1,043        (848)     1,614       9,056      (1,751)         657
                                                             ------      ------    -------     -------      ------       ------
Investor Shares:
  Shares Issued .........................................        53          35        272         435         255          351
  Shares Issued in Lieu of Cash Distributions ...........         5          27         --       2,538           2           75
  Shares Redeemed .......................................       (57)       (187)      (957)     (2,961)       (251)        (504)
                                                             ------      ------    -------     -------      ------       ------
 Net Investor Share Transactions .......................         1        (125)      (685)         12           6          (78)
                                                             ------      ------    -------     -------      ------       ------
Flex Shares:
  Shares Issued .........................................       823       1,599        965       1,334       1,141        2,141
  Shares Issued in Connection with Fund Reorganizations..        --          --         --         440          --           --
  Shares Issued in Lieu of Cash Distributions............        25         160                  1,358          --          106
  Shares Redeemed .......................................      (595)     (1,419)      (975)     (2,335)       (524)      (1,039)
                                                             ------      ------    -------     -------      ------       ------
  Net Flex Share Transactions ...........................       253         340        (10)        797         617        1,208
                                                             ------      ------    -------     -------      ------       ------
  Net Change in Capital Shares...........................     1,297        (633)       919       9,865      (1,128)       1,787
                                                             ======      ======    =======     =======      ======       ======



                                                                    LIFE VISION               MID-CAP EQUITY            MID CAP
                                                               MODERATE GROWTH FUND                FUND           VALUE EQUITY FUND
                                                             -----------------------    ----------------------   ------------------
                                                             06/01/01-     06/01/00-    06/01/01-    06/01/00-        11/30/01*-
                                                             11/30/01      05/31/01     11/30/01     05/31/01         11/30/01
                                                            ----------     ---------    ---------    ---------        ----------
  Trust Shares:
    Shares Issued .......................................      2,300        5,756      10,214          9,459             639
    Shares Issued in Lieu of Cash Distributions .........         81          920          --          2,492              --
    Shares Redeemed .....................................       (899)      (5,690)     (8,038)       (12,345)             --
                                                              ------       ------     -------        -------            ----
    Net Trust Share Transactions ........................      1,482          986       2,176           (394)            639
                                                              ------       ------     -------        -------            ----
  Investor Shares:
    Shares Issued .......................................         --           --         384            635              --
    Shares Issued in Lieu of Cash Distributions .........         --           --          --            202              --
    Shares Redeemed                                               --           --        (471)          (729)             --
                                                              ------       ------     -------        -------            ----
    Net Investor Share Transactions .....................         --           --         (87)           108              --
                                                              ------       ------     -------        -------            ----
  Flex Shares:
    Shares Issued .......................................         --           --         206            441              20
    Shares Issued in Lieu of Cash Distributions .........         --           --          --            214              --
    Shares Redeemed .....................................         --           --        (126)          (474)             --
                                                              ------       ------     -------        -------            ----
    Net Flex Share Transactions .........................         --           --          80            181              20
                                                              ------       ------     -------        -------            ----
    Net Change in Capital Shares ........................      1,482          986       2,169           (105)            659
                                                              ======       ======     =======        =======            ====

*Commencement of Operations.
Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




                                                                              INTERNATIONAL                       LIFE VISION
       INFORMATION AND                    INTERNATIONAL                       EQUITY INDEX                        AGGRESSIVE
       TECHNOLOGY FUND                     EQUITY FUND                             FUND                           GROWTH FUND
 -------------------------        ----------------------------         ------------------------         ----------------------------
 06/01/01-       06/01/00-        06/01/01-          06/01/00-         06/01/01-      06/01/00-          06/01/01-        06/01/00-
 11/30/01        05/31/01         11/30/01           05/31/01          11/30/01       05/31/01           11/30/01         05/31/01
 ---------       ---------        ---------          ---------         ---------      ----------         ---------        ---------
      570          2,421             1,871             4,749             2,208           7,104              671            1,350
       --             --                --                --                --              --               --               --
       --             --                --             1,877                --             230                3              262
   (1,694)        (2,603)           (3,677)          (10,018)           (2,738)        (10,554)            (476)            (876)
 --------       --------          --------          --------           -------        --------            -----           ------
   (1,124)          (182)           (1,806)           (3,392)             (530)         (3,220)             198              736
 --------       --------          --------          --------           -------        --------            -----           ------

       --             --            19,258             3,452             6,666           1,680               --               --
       --             --                --                70                --               2               --               --
       --             --           (18,159)           (3,618)           (6,082)         (1,701)              --               --
 --------       --------          --------          --------           -------        --------            -----           ------
       --             --             1,099               (96)              584             (19)              --               --
 --------       --------          --------          --------           -------        --------            -----           ------

      133            844               338               659               326             577               --               --
       --             --                --                --                --              --               --               --
       --             --                --                80                --               4               --               --
     (264)          (441)             (140)             (840)             (153)           (574)              --               --
 --------       --------          --------          --------           -------        --------            -----           ------
     (131)           403               198              (101)              173               7               --               --
 --------       --------          --------          --------           -------        --------            -----           ------
   (1,255)           221              (509)           (3,589)              227          (3,232)             198              736
 ========       ========          ========          ========           =======        ========            =====           ======


             LIFE VISION
             GROWTH AND
             INCOME FUND
     -------------------------
      06/01/01-      06/01/00-
      11/30/01       05/31/01
      ---------      ---------
        1,855          2,263
           --             --
           29            270
         (460)        (1,833)
       ------        -------
        1,424            700
       ------        -------

           --             --
           --             --
           --             --
       ------        -------
           --             --
       ------        -------

           --             --
           --             --
           --             --
           --             --
       ------        -------
           --             --
       ------        -------
        1,424            700
       ======        =======





      SMALL CAP GROWTH               SMALL CAP VALUE                      TAX SENSITIVE                     VALUE INCOME
         STOCK FUND                     EQUITY FUND                      GROWTH STOCK FUND                   STOCK FUND
  -------------------------    ----------------------------         ------------------------       ----------------------------
 06/01/01-       06/01/00-     06/01/01-          06/01/00-         06/01/01-      06/01/00-        06/01/01-        06/01/00-
 11/30/01        05/31/01      11/30/01           05/31/01          11/30/01       05/31/01         11/30/01         05/31/01
 ---------       ---------     ---------          ---------         ---------      ---------        ---------        ---------
   5,610          7,958           6,777            17,362               439           3,365            7,198           15,463
      --          1,679             124               298                --              --              329            1,281
  (2,639)        (5,529)         (4,653)           (7,956)           (3,449)         (7,610)          (8,170)         (44,811)
 -------        -------         -------           -------           -------         -------          -------         --------
   2,971          4,108           2,248             9,704            (3,010)         (4,245)            (643)         (28,067)
 -------        -------         -------           -------           -------         -------          -------         --------

     242            345              --                --                --              --              113              195
      --            131              --                --                --              --               31              131
    (307)        (1,064)             --                --                --              --             (445)          (2,999)
 -------        -------         -------           -------           -------         -------          -------         --------
     (65)          (588)             --                --                --              --             (301)          (2,673)
 -------        -------         -------           -------           -------         -------          -------         --------

     159            472             355               294               428           2,438              320              453
      --            105               1                 5                --              --                2               55
    (185)          (354)            (88)             (325)           (1,236)         (2,392)            (539)          (3,011)
 -------        -------         -------           -------           -------         -------          -------         --------
     (26)           223             268               (26)             (808)             46             (217)          (2,503)
 -------        -------         -------           -------           -------         -------          -------         --------
   2,879          3,743           2,516             9,678            (3,818)         (4,199)          (1,161)         (33,243)
 =======        =======         =======           =======           =======         =======          =======         ========



             VANTAGE
              FUND
          ------------
            11/29/01*-
            11/30/01
          ------------

               229
                --
                --
             -----
               229
             -----

                --
                --
                --
             -----
                --
             -----

                --
                --
                --
             -----
                --
             -----
               229
             =====



NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2001                          (UNAUDITED)


8. Concentration of Credit Risk:

The Information and Technology Fund invests a substantial portion of its assets in securities in the technology industry. Therefore, it may be more affected by economic and political developments in that industry than a general equity fund would be.

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


9. Fund Reorganizations:

On May 18, 2001 the Capital Appreciation Fund acquired all of the assets of the Core Equity Fund pursuant to the plan of reorganization approved by the shareholders of the Core Equity Fund on May 18, 2001. The following table summarizes certain relevant information of these Funds prior to and immediately after the business combination on May 18, 2001 and is unaudited.
On December 10, 1999 the Small Cap Growth Stock Fund and the International Equity Fund acquired all of the assets of the Sunbelt Equity Fund and Emerging Markets Equity Fund, respectively, pursuant to the plan of reorganization approved by the shareholders of the Sunbelt Equity Fund and Emerging Markets Equity Fund on December 10, 1999. The following table summarizes certain relevant information of these Funds prior to and immediately after the business combination on December 10, 1999 and is unaudited.
                            SHARES
                          OUTSTANDING
                           ON MERGER            UNREALIZED
FUND                         DATE              APPRECIATION
----                   ---------------       --------------
Core Equity Fund
 Trust Shares ........   20,993,304            $23,724,070
 Flex Shares .........      547,370                515,296


                         SHARES ISSUED       NET ASSETS          NAV
                          IN BUSINESS          AFTER             PER
FUND                     COMBINATION       COMBINATION          SHARE
----                   ---------------    --------------      --------
Capital Appreciation
 Fund (1)
  Trust Shares .......    16,143,326      $1,205,864,347       $14.15
  Flex Shares ........       439,947         114,299,999        13.34

(1) Represents the accounting survivor in this business combination.


10. Shareholder Voting Results:

The undersigned, being the holder of all of the issued and outstanding shares of the Mid Cap Value Equity Fund, Strategic Income Fund and Vantage Fund (each a "Fund" and collectively, the "Funds"), each a series of STI Classic Funds, a Massachusetts business trust (the "Trust"), in accordance with Article V, Sections 1 and 4 of the Trust's Agreement and Declaration of Trust and in lieu of a meeting of shareholders, does hereby consent to and approve the following resolutions:

RESOLVED:    That SEI Investments Mutual Funds Services (the "Administrator")
             be, and it hereby is, appointed to serve as Administrator of the Fund and that the Administration Agreement between the Trust and the Administrator including the schedule thereto relating to the Fund, as previously approved by the Trust's Board of Trustees be, and it hereby, approved.

RESOLVED:    That Trusco Capital Management, Inc. (the "Adviser") be, and it
             hereby is, appointed to serve as Adviser to the assets of the Fund and that the Investment Advisory Agreement between the Trust and the Adviser on behalf of the fund, previously approved by the Trust's Board of Trustees be, and it is hereby, approved.

RESOLVED:    That SEI Investments  Distribution Co. (the "Distributor") be, and
             it hereby is, appointed as Distributor of the shares of the Fund and that the Distribution Agreement between the Trust and the Distributor previously approved by the Trust's Board of Trustees with respect to the Fund be, and it is hereby, approved.

RESOLVED:    That the Distribution  and Service Plan between the Trust and the
             Distributor, with respect to the Flex Shares Class, previously approved by the Trust's Board of Trustees be, and it is hereby, approved.

RESOLVED:    That the  Distribution  Plan between the Trust and the Distributor, with respect to the Investor Shares Class, previously approved by the Trust's Board of Trustees be, and it is hereby, approved.

                                      NOTES

                                      NOTES

                              INVESTMENT ADVISER

                         Trusco Capital Management, Inc.

                     STI Classic Funds are not  deposits,
                     are not insured or guaranteed by the
                     FDIC or any other government agency,
                     and are not endorsed by  and  do not
                     constitute  obligations of  SunTrust
                     Banks, Inc. or  any  other  of   its
                     affiliates. Investment in  the Funds
                     involves risk, including the possible
                     loss   of  principal.  There  is  no
                     guarantee that  any STI Classic Fund
                     will achieve its investment objective.
                     The STI Classic Funds are advised by
                     an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                 a current prospectus for each Fund described.


                                                                STI-SA-001-0200